Schedule of Investments (unaudited) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 4.8%

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	13,857	$917,333
United Parcel Service, Inc., Class B	9,719	907,949

		1,825,282

Beverages — 0.3%
Coca-Cola European Partners PLC	23,641	887,247
Molson Coors Brewing Co., Class B	13,077	510,134
PepsiCo, Inc.	7,482	898,588

		2,295,969

Biotechnology — 0.3%
AbbVie, Inc.	11,392	867,957
Amgen, Inc.	4,484	909,041
Gilead Sciences, Inc.	12,280	918,053

		2,695,051

Communications Equipment — 0.2%
Cisco Systems, Inc.	25,100	986,681
Juniper Networks, Inc.	45,761	875,865

		1,862,546

Containers & Packaging — 0.2%
Packaging Corp. of America	10,450	907,374
Sonoco Products Co.	13,815	640,325

		1,547,699

Distributors — 0.1%
Genuine Parts Co.	11,925	802,910

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	26,599	775,361
Verizon Communications, Inc.	16,594	891,595

		1,666,956

Electric Utilities — 0.5%
Alliant Energy Corp.	17,790	859,079
American Electric Power Co., Inc.	10,361	828,673
Avangrid, Inc.	19,788	866,319
Duke Energy Corp.	11,049	893,643
IDACORP, Inc.	2,375	208,501
OGE Energy Corp.	23,914	734,877
Southern Co.	4,242	229,662

		4,620,754

Entertainment — 0.0%
Cinemark Holdings, Inc.	4,012	40,882

Equity Real Estate Investment Trusts (REITs) — 0.2%
Essex Property Trust, Inc.	2,778	611,827
Iron Mountain, Inc.	15,300	364,140
Public Storage	4,525	898,710
Regency Centers Corp.	6,923	266,051

		2,140,728

Security	Shares	Value

Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.	18,769	$858,682

Food Products — 0.4%
Archer-Daniels-Midland Co.	25,891	910,845
Flowers Foods, Inc.	39,761	815,896
General Mills, Inc.	15,851	836,457
Ingredion, Inc.	4,682	353,491
J.M. Smucker Co.	7,848	871,128

		3,787,817

Gas Utilities — 0.1%
National Fuel Gas Co.	23,137	862,779
Spire, Inc.	1,743	129,818

		992,597

Household Durables — 0.0%
Garmin Ltd.	4,106	307,786

Household Products — 0.1%
Kimberly-Clark Corp.	6,281	803,151

Industrial Conglomerates — 0.1%
3M Co.	6,463	882,264

Insurance — 0.2%
Fidelity National Financial, Inc.	7,476	186,003
Hanover Insurance Group, Inc.	6,153	557,339
Progressive Corp.	10,191	752,503

		1,495,845

IT Services — 0.1%
International Business Machines Corp.	3,304	366,513
Paychex, Inc.	5,283	332,406
Western Union Co.	14,464	262,232

		961,151

Machinery — 0.3%
Cummins, Inc.	6,437	871,055
PACCAR, Inc.	14,062	859,610
Snap-on, Inc.	4,835	526,145

		2,256,810

Media — 0.1%
Omnicom Group, Inc.	14,784	811,642

Metals & Mining — 0.1%
Newmont Corp.	20,774	940,647

Multi-Utilities — 0.3%
Avista Corp.	14,496	615,935
Consolidated Edison, Inc.	10,036	782,808
Dominion Energy, Inc.	12,325	889,742
Public Service Enterprise Group, Inc.	5,847	262,589

		2,551,074

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 0.3%
Johnson & Johnson	6,656	$872,801
Merck & Co., Inc.	12,101	931,051
Pfizer, Inc.	28,036	915,095

		2,718,947

Road & Rail — 0.1%
Landstar System, Inc.	6,512	624,240
Union Pacific Corp.	2,184	308,032

		932,272

Semiconductors & Semiconductor Equipment — 0.1%
Texas Instruments, Inc.	6,849	684,421

Tobacco — 0.1%
Philip Morris International, Inc.	12,157	886,975

Trading Companies & Distributors — 0.1%
Watsco, Inc.	5,436	859,051

Total Common Stocks — 4.8% (Cost — $46,118,815)		42,229,909

	Par (000)

Asset-Backed Securities — 5.2%
American Credit Acceptance Receivables Trust, Series 2017-1, Class D, 3.54%, 03/13/23(a)	$986	982,599
AmeriCredit Automobile Receivables Trust, Class D:
Series 2016-3, 2.71%, 09/08/22	1,200	1,154,663
Series 2017-3, 3.18%, 07/18/23	150	148,890
Avant Loans Funding Trust(a):
Series 2018-A, Class B, 3.95%, 12/15/22	46	38,321
Series 2019-A, Class A, 3.48%, 07/15/22	59	57,781
Series 2019-B, Class A, 2.72%, 10/15/26	1,237	1,203,511
Series 2019-B, Class B, 3.15%, 10/15/26	1,200	966,139
Avid Automobile Receivables Trust, Series 2019-1, Class A, 2.62%, 02/15/24(a)	815	796,370
Conn’s Receivables Funding LLC, Class A(a):
Series 2018-A, 3.25%, 01/15/23	12	11,928
Series 2019-A, 3.40%, 10/16/23	59	57,725
Series 2019-B, 2.66%, 06/17/24	1,850	1,753,152

Security	Par (000)	Value

Asset Back Securities (continued)
Consumer Loan Underlying Bond CLUB Credit Trust, Class A(a):
Series 2019-HP1, 2.59%, 12/15/26	$2,029	$1,896,152
Series 2019-P2, 2.47%, 10/15/26	1,186	1,117,618
Series 2020-P1, 2.26%, 03/15/28	6,341	6,080,710
Consumer Loan Underlying Bond Credit Trust(a):
Series 2018-P1, Class A, 3.39%, 07/15/25	16	16,082
Series 2018-P1, Class B, 4.07%, 07/15/25	2,500	1,725,725
Series 2018-P2, Class A, 3.47%, 10/15/25	25	24,216
Series 2019-P1, Class A, 2.94%, 07/15/26	557	538,328
Drive Auto Receivables Trust:
Series 2017-1, Class D, 3.84%, 03/15/23	123	122,871
Series 2017-2, Class D, 3.49%, 09/15/23	87	86,406
Series 2017-3, Class D, 3.53%, 12/15/23(a)	244	243,992
Series 2017-BA, Class D, 3.72%, 10/17/22(a)	65	65,197
Series 2018-2, Class D, 4.14%, 08/15/24	225	226,829
Series 2019-1, Class B, 3.41%, 06/15/23	200	199,215
Series 2019-2, Class B, 3.17%, 11/15/23	225	224,043
Series 2020-1, Class D, 2.70%, 05/17/27	1,030	860,718
Enva LLC(a):
Series 2018-A, Class A, 4.20%, 05/20/26	10	9,608
Series 2019-A, Class A, 3.96%, 06/22/26	927	893,449
Series 2019-A, Class B, 6.17%, 06/22/26	250	227,292
Series 2019-A, Class C, 7.62%, 06/22/26	125	109,346
Exeter Automobile Receivables Trust, Class B(a):
Series 2018-4A, 3.64%, 11/15/22	74	73,021
Series 2019-1A, 3.45%, 02/15/23	190	188,705
Series 2020-1A, 2.26%, 04/15/24	3,070	2,988,659

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset Back Securities (continued)
Marlette Funding Trust(a):
Series 2017-3A, Class C, 4.01%, 12/15/24	$3,444	$3,321,627
Series 2018-3A, Class A, 3.20%, 09/15/28	11	11,162
Series 2018-3A, Class A, 2.69%, 09/17/29	624	603,750
Series 2018-3A, Class B, 3.86%, 09/15/28	300	292,908
Series 2018-4A, Class A, 3.71%, 12/15/28	70	67,703
Series 2019-1A, Class A, 3.44%, 04/16/29	71	68,632
Series 2019-2A, Class A, 3.13%, 07/16/29	227	217,542
Series 2019-4A, Class A, 2.39%, 12/17/29	1,136	1,095,253
Series 2020-1A, Class A, 2.24%, 03/15/30	2,781	2,695,721
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	500	403,992
Prosper Marketplace Issuance Trust, Class A(a):
Series 2018-2A, 3.35%, 10/15/24	19	18,404
Series 2019-1A, 3.54%, 04/15/25	25	24,647
Series 2019-2A, 3.20%, 09/15/25	124	120,519
Series 2019-3A, 3.19%, 07/15/25	829	795,426
Series 2019-4A, 2.48%, 02/17/26	682	648,051
Santander Drive Auto Receivables Trust:
Series 2016-3, Class D, 2.80%, 08/15/22	100	99,265
Series 2017-2, Class D, 3.49%, 07/17/23	250	249,073
Series 2018-2, Class D, 3.88%, 02/15/24	750	746,761
Series 2018-4, Class C, 3.56%, 07/15/24	1,200	1,200,412
Series 2018-5, Class D, 4.19%, 12/16/24	50	50,190
Series 2019-3, Class B, 2.28%, 09/15/23	970	947,106
Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, 01/26/32(a)	650	622,247

Security	Par (000)	Value

Asset Back Securities (continued)
SoFi Consumer Loan Program LLC, Class A(a):
Series 2016-2A, 3.09%, 10/27/25	$5	$4,778
Series 2016-3, 3.05%, 12/26/25	6	5,851
Series 2017-1, 3.28%, 01/26/26	37	36,762
Series 2017-3, 2.77%, 05/25/26	18	17,582
SoFi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.14%, 02/25/27(a)	81	79,373
Upgrade Master Pass-Through Trust, Series 2019-ST4, Class A, 3.75%, 12/15/25(a)(b)	374	373,532
Upgrade Receivables Trust, Class A(a):
Series 2018-1A, 3.76%, 11/15/24	18	17,341
Series 2019-1A, 3.48%, 03/15/25	22	21,868
Series 2019-2A, 2.77%, 10/15/25	544	524,152
Upstart Securitization Trust, Series 2020-1, Class A, 2.32%, 04/22/30(a)	4,660	4,396,514
Westlake Automobile Receivables Trust(a):
Series 2017-1A, Class D, 3.46%, 10/17/22	141	140,578
Series 2018-1A, Class D, 3.41%, 05/15/23	200	191,289
Series 2018-2A, Class B, 3.20%, 01/16/24	57	56,381
Series 2018-3A, Class B, 3.32%, 10/16/23	100	98,651
Series 2018-3A, Class D, 4.00%, 10/16/23	100	99,904
Series 2019-2A, Class B, 2.62%, 07/15/24	1,250	1,208,353

Total Asset-Backed Securities — 5.2% (Cost — $49,406,010)		46,662,561

Corporate Bonds — 38.6%

Aerospace & Defense — 0.5%
3M Co.:
3.00%, 09/14/21	457	467,854
2.25%, 03/15/23	425	442,264
2.65%, 04/15/25	680	700,587
Arconic, Inc., 5.90%, 02/01/27	525	490,192
Bombardier, Inc.(a):
6.00%, 10/15/22	100	75,000
6.13%, 01/15/23	50	35,250
7.88%, 04/15/27	175	116,786
Carlisle Cos., Inc., 2.75%, 03/01/30	110	96,016

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
General Dynamics Corp., 3.25%, 04/01/25	$350	$370,769
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(c)	50	32,047
Signature Aviation US Holdings, Inc.(a):
5.38%, 05/01/26	10	9,675
4.00%, 03/01/28	125	112,850
SSL Robotics LLC, 9.75%, 12/31/23(a)	150	154,500
TransDigm, Inc.:
6.25%, 03/15/26(a)	390	388,538
6.38%, 06/15/26	100	95,750
7.50%, 03/15/27	50	48,185
5.50%, 11/15/27(a)	550	493,625
United Technologies Corp., 3.95%, 08/16/25	130	141,907
Wolverine Escrow LLC, 9.00%, 11/15/26(a)	50	40,625

		4,312,420

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 06/15/22(a)	7	7,018

Airlines — 0.1%
American Airlines Group, Inc., 3.75%, 03/01/25(a)	455	318,500
Delta Air Lines, Inc.:
2.60%, 12/04/20	25	23,876
3.40%, 04/19/21	75	68,289
United Airlines Holdings, Inc., 5.00%, 02/01/24	25	21,750

		432,415

Auto Components — 0.9%
Adient US LLC, 7.00%, 05/15/26(a)	50	46,250
Allison Transmission, Inc.(a):
5.00%, 10/01/24	50	48,500
5.88%, 06/01/29	310	291,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.38%, 12/15/25	100	94,500
6.25%, 05/15/26	610	576,450
5.25%, 05/15/27	300	277,125
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	200	130,000
PACCAR Financial Corp., 1.90%, 02/07/23	325	320,645

Security	Par (000)	Value

Auto Components (continued)
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a):
6.25%, 05/15/26	$65	$61,425
8.50%, 05/15/27	10	8,724
Tesla, Inc., 5.30%, 08/15/25(a)	625	585,938
Toyota Motor Corp., 2.76%, 07/02/29	30	30,199
Toyota Motor Credit Corp.:
1.80%, 10/07/21	1,130	1,118,933
2.65%, 04/12/22	200	201,877
2.90%, 03/30/23	2,090	2,102,707
3.00%, 04/01/25	2,090	2,095,648

		7,990,321

Banks — 2.4%
Australia & New Zealand Banking Group Ltd., 2.05%, 11/21/22	925	926,654
Bank of America NA, (3 mo. LIBOR US + 0.65%), 3.34%, 01/25/23(d)	500	499,719
Bank of Montreal:
2.90%, 03/26/22	100	101,281
2.05%, 11/01/22	625	619,725
Bank of New York Mellon Corp., 1.85%, 01/27/23	315	313,002
Bank of Nova Scotia, 2.00%, 11/15/22	1,150	1,152,821
Barclays PLC:
5.20%, 05/12/26	400	410,960
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(d)	200	209,000
Canadian Imperial Bank of Commerce, 2.25%, 01/28/25	480	474,314
CIT Group, Inc.:
5.00%, 08/01/23	420	404,086
6.13%, 03/09/28	25	23,500
Citibank NA, 3.65%, 01/23/24	400	418,856
Discover Bank, 3.10%, 06/04/20	2,050	2,046,925
Fifth Third Bank, 1.80%, 01/30/23	585	577,714
First Republic Bank, (Secured Overnight Financing Rate + 0.62%), 1.91%, 02/12/24(d)	1,085	1,041,840
HSBC Holdings PLC:
4.00%, 03/30/22	50	51,150
(3 mo. LIBOR US + 1.06%), 3.26%, 03/13/23(d)	200	199,818

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC (Continued):
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(d)	$1,050	$1,079,961
(3 mo. LIBOR US + 1.14%), 2.63%, 11/07/25(d)	450	436,541
3.90%, 05/25/26	490	498,415
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(d)	425	450,351
4.95%, 03/31/30	200	218,400
HSBC USA, Inc.:
2.75%, 08/07/20	380	378,204
3.50%, 06/23/24	400	402,225
Huntington National Bank, 1.80%, 02/03/23	570	560,104
KeyCorp, 2.25%, 04/06/27	335	311,001
Lloyds Bank PLC, 2.25%, 08/14/22	500	499,100
MUFG Union Bank NA, 3.15%, 04/01/22	250	249,794
National Australia Bank Ltd., 1.88%, 12/13/22	250	248,579
National Bank of Canada, 2.10%, 02/01/23	1,550	1,519,449
Royal Bank of Canada, 2.80%, 04/29/22	200	202,686
Santander UK PLC, 2.10%, 01/13/23	335	324,373
Toronto-Dominion Bank:
1.90%, 12/01/22	785	783,706
2.65%, 06/12/24	200	203,153
Trust Bank, 2.80%, 05/17/22	100	101,227
Trust Financial Corp., 3.05%, 06/20/22	100	102,019
Wells Fargo & Co.:
4.60%, 04/01/21	500	510,855
(3 mo. LIBOR US + 0.83%), 2.41%, 10/30/25(d)	640	630,534
Wells Fargo Bank NA(d):
(3 mo. LIBOR US + 0.61%), 2.90%, 05/27/22	300	299,884
(3 mo. LIBOR US + 0.65%), 2.08%, 09/09/22	1,890	1,881,133
Westpac Banking Corp., 2.00%, 01/13/23	160	158,175

		21,521,234

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 07/15/22	80	80,263
Coca-Cola Co.:
1.75%, 09/06/24	400	418,010
2.95%, 03/25/25	1,000	1,071,353

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC:
2.13%, 10/24/24	$560	$546,088
2.38%, 10/24/29	405	389,166
Keurig Dr. Pepper, Inc., 4.06%, 05/25/23	1,320	1,373,100
PepsiCo, Inc.:
2.25%, 03/19/25	850	882,570
2.63%, 03/19/27	535	561,614
2.75%, 03/19/30	810	863,763

		6,185,927

Building Materials — 0.1%
Allegion US Holding Co., Inc., 3.20%, 10/01/24	100	94,958
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	700	661,500
Summit Materials LLC, 6.13%, 07/15/23	10	9,900

		766,358

Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	355	315,950
Builders FirstSource, Inc.(a):
6.75%, 06/01/27	135	132,300
5.00%, 03/01/30	370	333,000
Louisiana-Pacific Corp., 4.88%, 09/15/24	25	21,562
Masonite International Corp., 5.38%, 02/01/28(a)	400	393,120
Standard Industries, Inc.(a):
5.38%, 11/15/24	35	33,775
4.75%, 01/15/28	25	23,024

		1,252,731

Capital Markets — 2.3%
AG Issuer LLC, 6.25%, 03/01/28 (a)	270	226,800
Ameriprise Financial, Inc., 3.00%, 04/02/25	860	856,362
Brookfield Asset Management, Inc., 4.00%, 01/15/25	1,000	1,012,408
Brookfield Finance, Inc.:
4.00%, 04/01/24	1,000	995,247
3.90%, 01/25/28	605	620,671
FS KKR Capital Corp.:
4.63%, 07/15/24	150	112,502
4.13%, 02/01/25	105	85,385

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Goldman Sachs Group, Inc.:
5.25%, 07/27/21	$150	$154,811
2.35%, 11/15/21	490	489,402
5.75%, 01/24/22	500	529,730
3.20%, 02/23/23	1,500	1,527,926
(3 mo. LIBOR US + 1.05%), 2.91%, 06/05/23(d)	790	792,271
3.63%, 02/20/24	700	729,894
4.00%, 03/03/24	1,000	1,045,188
3.50%, 04/01/25	2,145	2,192,673
3.75%, 05/22/25	75	77,636
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(d)	125	127,035
3.75%, 02/25/26	75	77,482
3.50%, 11/16/26	35	35,518
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(d)	1,515	1,564,716
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(d)	250	266,060
2.60%, 02/07/30	1,090	1,027,933
LPL Holdings, Inc.(a):
5.75%, 09/15/25	50	48,000
4.63%, 11/15/27	90	82,316
Morgan Stanley:
2.63%, 11/17/21	50	50,187
2.75%, 05/19/22	550	552,805
4.88%, 11/01/22	25	26,235
3.13%, 01/23/23	550	563,270
3.70%, 10/23/24	25	26,215
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(d)	325	329,997
(Secured Overnight Financing Rate + 1.14%), 2.70%, 01/22/31(d)	790	772,398
Nomura Holdings, Inc., 2.65%, 01/16/25	1,620	1,585,080
Raymond James Financial, Inc., 4.65%, 04/01/30	1,510	1,570,778

		20,154,931

Chemicals — 0.5%
Ashland LLC, 4.75%, 08/15/22	4	3,940
Celanese US Holdings LLC, 3.50%, 05/08/24	45	42,604
CF Industries, Inc.:
4.95%, 06/01/43	75	71,227
5.38%, 03/15/44	150	142,879

Security	Par (000)	Value

Chemicals (continued)
Chemours Co., 5.38%, 05/15/27	$25	$19,121
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23(a)	25	20,043
DuPont de Nemours, Inc., 3.77%, 11/15/20	1,330	1,334,174
FMC Corp., 3.20%, 10/01/26	207	204,708
OCI NV, 6.63%, 04/15/23(a)	200	182,000
Olin Corp., 5.13%, 09/15/27	50	44,250
PolyOne Corp., 5.25%, 03/15/23	35	33,250
Sherwin-Williams Co.:
3.45%, 06/01/27	640	655,913
2.95%, 08/15/29	1,310	1,284,623

		4,038,732

Commercial Services & Supplies — 0.3%
Cimpress PLC, 7.00%, 06/15/26(a)	290	255,200
GFL Environmental, Inc.(a):
7.00%, 06/01/26	60	58,075
5.13%, 12/15/26	180	175,500
IHS Markit Ltd.:
4.13%, 08/01/23	35	35,867
3.63%, 05/01/24	80	79,492
4.25%, 05/01/29	150	150,743
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	100	101,000
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)	100	99,749
United Rentals North America, Inc.:
4.63%, 10/15/25	50	48,000
6.50%, 12/15/26	500	507,500
4.88%, 01/15/28	50	48,500
5.25%, 01/15/30	50	49,985
4.00%, 07/15/30	155	138,725
Waste Connections, Inc., 2.60%, 02/01/30	1,110	1,051,912

		2,800,248

Communications Equipment — 0.4%
CommScope Technologies LLC, 6.00%, 06/15/25(a)	25	22,880
CommScope, Inc., 8.25%, 03/01/27(a)	50	48,195
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)	25	19,750

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Communications Equipment (continued)
Motorola Solutions, Inc.:
4.00%, 09/01/24	$54	$53,468
4.60%, 02/23/28	50	50,955
4.60%, 05/23/29	600	605,161
National Rural Utilities Cooperative Finance Corp.:
1.75%, 01/21/22	1,030	1,031,373
3.70%, 03/15/29	100	112,011
2.40%, 03/15/30	1,105	1,096,870
ViaSat, Inc.(a):
5.63%, 09/15/25	100	93,490
5.63%, 04/15/27	400	395,000

		3,529,153

Construction & Engineering — 0.1%
AECOM:
5.88%, 10/15/24	50	48,875
5.13%, 03/15/27	700	630,000
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)	25	19,630
Tutor Perini Corp., 6.88%, 05/01/25(a)	300	249,000

		947,505

Consumer Finance — 2.4%
Ally Financial, Inc.:
5.13%, 09/30/24	25	24,362
5.75%, 11/20/25	150	146,730
8.00%, 11/01/31	100	115,870
American Express Co.:
2.20%, 10/30/20	2,450	2,443,213
3.70%, 11/05/21	500	511,553
2.75%, 05/20/22	100	101,628
2.50%, 08/01/22	50	50,324
3.40%, 02/27/23	50	51,226
2.50%, 07/30/24	290	293,351
American Express Credit Corp., 2.38%, 05/26/20	2,070	2,069,917
Capital One Bank USA NA, (Secured Overnight Financing Rate + 0.62%), 2.01%, 01/27/23(d)	2,780	2,716,922
Capital One Financial Corp.:
2.40%, 10/30/20	85	84,824
3.45%, 04/30/21	26	26,045
3.20%, 01/30/23	660	652,351

Security	Par (000)	Value

Consumer Finance (continued)
Caterpillar Financial Services Corp.:
1.95%, 11/18/22	$1,525	$1,519,816
Series I, 2.65%, 05/17/21	125	126,177
Curo Group Holdings Corp., 8.25%, 09/01/25(a)	50	35,250
Global Payments, Inc.:
4.00%, 06/01/23	50	51,785
2.65%, 02/15/25	1,045	1,025,992
4.80%, 04/01/26	200	199,006
3.20%, 08/15/29	500	477,152
Goeasy Ltd., 5.38%, 12/01/24(a)	55	51,271
Mastercard, Inc.:
2.95%, 11/21/26	380	406,668
3.30%, 03/26/27	210	228,800
3.50%, 02/26/28	30	33,386
2.95%, 06/01/29	260	276,733
Navient Corp.:
5.00%, 10/26/20	15	14,775
6.63%, 07/26/21	25	25,625
7.25%, 09/25/23	100	97,006
6.13%, 03/25/24	50	46,250
5.88%, 10/25/24	25	23,000
6.75%, 06/25/25	200	184,000
6.75%, 06/15/26	150	138,000
5.00%, 03/15/27	450	386,865
NIKE, Inc., 2.40%, 03/27/25	175	181,849
PayPal Holdings, Inc.:
2.20%, 09/26/22	3,055	3,040,944
2.40%, 10/01/24	170	166,149
2.65%, 10/01/26	205	200,686
2.85%, 10/01/29	350	346,316
Refinitiv US Holdings, Inc.(a):
6.25%, 05/15/26	15	15,488
8.25%, 11/15/26	20	21,100
Springleaf Finance Corp.:
6.13%, 05/15/22	50	50,515
6.13%, 03/15/24	100	98,506
6.88%, 03/15/25	250	251,780
7.13%, 03/15/26	490	485,100
6.63%, 01/15/28	100	94,500
5.38%, 11/15/29	245	224,175
Verscend Escrow Corp., 9.75%, 08/15/26(a)	15	14,972

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
Visa, Inc.:
1.90%, 04/15/27	$300	$299,154
2.05%, 04/15/30	1,210	1,208,245

		21,335,352

Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/27(a)	400	410,000
Ball Corp.:
4.00%, 11/15/23	15	15,112
5.25%, 07/01/25	50	54,365
4.88%, 03/15/26	200	208,000
Berry Global, Inc.:
5.13%, 07/15/23	100	100,220
4.88%, 07/15/26(a)	150	151,500
Cascades Inc/Cascades USA, Inc.(a):
5.13%, 01/15/26	200	193,500
5.38%, 01/15/28	200	191,000
Clearwater Paper Corp., 5.38%, 02/01/25(a)	35	31,850
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	250	224,925
Greif, Inc., 6.50%, 03/01/27(a)	10	9,591
Mauser Packaging Solutions Holding Co.(a):
5.50%, 04/15/24	25	23,000
7.25%, 04/15/25	100	79,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(a):
5.13%, 07/15/23	25	24,750
7.00%, 07/15/24	100	101,625
Sealed Air Corp.(a):
5.50%, 09/15/25	25	25,313
4.00%, 12/01/27	200	186,020
Silgan Holdings, Inc., 4.13%, 02/01/28(a)	140	129,150

		2,159,421

Diversified Consumer Services — 0.2%
APX Group, Inc., 6.75%, 02/15/27(a)	220	182,600
Carriage Services, Inc., 6.63%, 06/01/26(a)	400	393,000

Security	Par (000)	Value

Diversified Consumer Services (continued)
Graham Holdings Co., 5.75%, 06/01/26(a)	$40	$39,200
Prime Security Services Borrower LLC/Prime Finance, Inc.(a):
5.25%, 04/15/24	100	98,779
5.75%, 04/15/26	300	294,000
6.25%, 01/15/28	185	159,562
Service Corp. International:
5.38%, 05/15/24	750	763,125
4.63%, 12/15/27	50	50,000
5.13%, 06/01/29	55	56,100
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)	125	123,438

		2,159,804

Diversified Financial Services — 5.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
5.00%, 10/01/21	200	184,843
4.45%, 04/03/26	510	416,951
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(a)	20	19,650
Altice France Holding SA(a):
10.50%, 05/15/27	400	422,000
6.00%, 02/15/28	455	400,254
Ares Capital Corp.:
3.50%, 02/10/23	300	268,110
4.20%, 06/10/24	880	780,078
4.25%, 03/01/25	50	42,970
3.25%, 07/15/25	850	674,610
Bank of America Corp.:
5.63%, 07/01/20	520	523,262
(3 mo. LIBOR US + 0.63%), 2.33%, 10/01/21(d)	480	479,290
3.30%, 01/11/23	2,000	2,072,080
(3 mo. LIBOR US + 1.16%), 3.12%, 01/20/23(d)	1,200	1,219,209
(3 mo. LIBOR US + 1.02%), 2.88%, 04/24/23(d)	50	50,204
(3 mo. LIBOR US + 0.79%), 3.00%, 12/20/23(d)	3,253	3,318,698
(3 mo. LIBOR US + 0.94%), 3.86%, 07/23/24(d)	1,610	1,684,514

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.00%, 01/22/25	$480	$505,148
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(d)	200	206,243
3.88%, 08/01/25	1,000	1,062,755
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(d)	500	523,213
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(d)	305	329,724
Carrier Global Corp.(a):
1.92%, 02/15/23	55	54,147
2.24%, 02/15/25	95	92,286
2.49%, 02/15/27	156	148,807
2.72%, 02/15/30	320	294,859
Citigroup, Inc.:
2.90%, 12/08/21	500	503,846
4.50%, 01/14/22	50	51,908
2.75%, 04/25/22	1,100	1,105,962
(Secured Overnight Financing Rate + 0.87%), 2.31%, 11/04/22(d)	500	498,097
(3 mo. LIBOR US + 0.95%), 2.88%, 07/24/23(d)	1,385	1,395,649
(3 mo. LIBOR US + 1.02%), 4.04%, 06/01/24(d)	50	52,250
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(d)	225	230,557
4.45%, 09/29/27	240	250,566
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(d)	590	590,234
Credit Acceptance Corp., 6.63%, 03/15/26	360	341,892
Deutsche Bank AG(d):
(5 year USD Swap + 2.25%), 4.30%, 05/24/28	400	336,567
(5 year USD ICE Swap + 2.55%), 4.88%, 12/01/32	400	328,000
Ford Motor Credit Co. LLC:
5.58%, 03/18/24	400	380,000
4.39%, 01/08/26	650	568,750
GE Capital International Funding Co., 2.34%, 11/15/20	520	511,257
General Motors Financial Co., Inc.:
4.20%, 03/01/21	50	48,120
3.20%, 07/06/21	550	523,558
4.20%, 11/06/21	65	62,039

Security	Par (000)	Value

Diversified Financial Services (continued)
3.45%, 04/10/22	$50	$47,042
3.55%, 07/08/22	690	641,647
3.25%, 01/05/23	50	45,362
4.15%, 06/19/23	195	177,371
5.10%, 01/17/24	375	344,366
4.00%, 01/15/25	1,000	888,595
Horizon Pharma USA, Inc., 5.50%, 08/01/27(a)	700	702,730
Intercontinental Exchange, Inc.:
3.75%, 12/01/25	2,105	2,222,859
3.75%, 09/21/28	1,740	1,850,241
Intesa Sanpaolo SpA(a):
5.02%, 06/26/24	200	195,900
5.71%, 01/15/26	400	389,629
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26(a)	200	185,000
John Deere Capital Corp.:
2.30%, 06/07/21	200	200,879
2.60%, 03/07/24	40	40,237
JPMorgan Chase & Co.:
2.40%, 06/07/21	500	501,030
3.25%, 09/23/22	1,000	1,031,312
2.97%, 01/15/23	600	609,720
(3 mo. LIBOR US + 0.70%), 3.21%, 04/01/23(d)	2,700	2,746,481
(3 mo. LIBOR US + 0.94%), 2.78%, 04/25/23(d)	790	800,184
3.88%, 09/10/24	25	26,361
(3 mo. LIBOR US + 1.00%), 4.02%, 12/05/24(d)	3,150	3,337,665
3.13%, 01/23/25	50	51,867
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(d)	50	51,911
3.30%, 04/01/26	50	51,919
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(d)	300	317,497
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(d)	750	772,143
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(d)	35	38,411
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(d)	955	1,024,174

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Lloyds Banking Group PLC:
4.05%, 08/16/23	$500	$515,273
(1 year CMT + 1.00%), 2.44%, 02/05/26(d)	200	188,855
Mitsubishi UFJ Financial Group, Inc.:
3.46%, 03/02/23	50	51,290
2.19%, 02/25/25	1,920	1,909,974
2.56%, 02/25/30	1,025	979,545
Murphy Oil USA, Inc., 4.75%, 09/15/29	150	140,625
ORIX Corp., 2.90%, 07/18/22	25	25,645
Quicken Loans, Inc., 5.75%, 05/01/25(a)	15	14,925
S&P Global, Inc.:
4.40%, 02/15/26	100	110,949
2.50%, 12/01/29	115	112,417
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	25	20,406
Stena International SA, 6.13%, 02/01/25(a)	200	168,000
Sumitomo Mitsui Financial Group, Inc., 2.35%, 01/15/25	360	357,460
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21(a)	25	23,497

		47,464,551

Diversified Telecommunication Services — 2.0%
AT&T, Inc.:
2.45%, 06/30/20	2,010	2,008,801
3.88%, 08/15/21	500	503,757
3.20%, 03/01/22	40	40,557
3.80%, 03/15/22	1,500	1,515,712
3.60%, 02/17/23	2,470	2,537,661
3.80%, 03/01/24	580	606,233
3.55%, 06/01/24	1,500	1,556,199
3.88%, 01/15/26	1,000	1,030,481
4.35%, 03/01/29	25	26,972
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	25	24,921
CenturyLink, Inc.:
5.13%, 12/15/26(a)	495	495,000
4.00%, 02/15/27(a)	285	276,450
Series G, 6.88%, 01/15/28	50	51,000
Series P, 7.60%, 09/15/39	50	48,500
Series S, 6.45%, 06/15/21	50	50,750

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
Series W, 6.75%, 12/01/23	$100	$106,280
Series Y, 7.50%, 04/01/24	25	27,375
Cincinnati Bell, Inc., 7.00%, 07/15/24(a)	50	50,313
Embarq Corp., 8.00%, 06/01/36	125	123,750
Frontier Communications Corp., 8.50%, 04/01/26(a)	60	55,050
Level 3 Financing, Inc.:
5.38%, 01/15/24	100	100,000
5.25%, 03/15/26	25	24,984
4.63%, 09/15/27(a)	95	94,420
Telecom Italia Capital SA:
6.00%, 09/30/34	200	198,000
7.72%, 06/04/38	50	52,861
Verizon Communications, Inc.:
3.13%, 03/16/22	500	514,787
5.15%, 09/15/23	2,000	2,221,428
3.38%, 02/15/25	3,000	3,204,606
3.00%, 03/22/27	440	463,549

		18,010,397

Electric Utilities — 0.8%
AEP Texas, Inc., 3.95%, 06/01/28	50	52,249
AES Corp.:
4.00%, 03/15/21	100	98,150
4.50%, 03/15/23	500	490,000
Ameren Corp., 3.50%, 01/15/31	140	139,668
Atlantic City Electric Co., 4.00%, 10/15/28	50	53,611
Avangrid, Inc., 3.80%, 06/01/29	100	102,251
Berkshire Hathaway Energy Co.:
4.05%, 04/15/25(a)	330	357,406
3.25%, 04/15/28	100	103,346
Commonwealth Edison Co., 2.20%, 03/01/30	170	162,432
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	330	339,589
Dominion Energy, Inc.:
Series B, 2.75%, 01/15/22	50	49,843
4.25%, 06/01/28	165	172,423
3.38%, 04/01/30	310	306,885
DPL, Inc., 4.35%, 04/15/29(a)	200	190,105
DTE Electric Co., 2.63%, 03/01/31	390	389,345
DTE Energy Co., Series C, 3.40%, 06/15/29	130	130,014

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Duke Energy Corp.:
3.05%, 08/15/22	$50	$50,276
3.40%, 06/15/29	255	257,058
Entergy Texas, Inc., 4.00%, 03/30/29	50	53,522
Evergy, Inc., 2.90%, 09/15/29	100	94,624
Eversource Energy, Series N, 3.80%, 12/01/23	100	106,522
Exelon Corp., 2.85%, 06/15/20	550	549,940
Florida Power & Light Co., 2.85%, 04/01/25	35	36,491
Georgia Power Co.:
3.25%, 03/30/27	50	50,887
Series B, 2.65%, 09/15/29	700	675,462
MidAmerican Energy Co., 3.65%, 04/15/29	310	332,581
NextEra Energy Capital Holdings, Inc.:
3.50%, 04/01/29	150	154,916
2.75%, 11/01/29	85	81,948
NextEra Energy Operating Partners LP(a):
4.25%, 07/15/24	30	29,250
4.25%, 09/15/24	275	268,125
4.50%, 09/15/27	100	97,500
PSEG Power LLC, 3.85%, 06/01/23	100	101,735
Southern California Edison Co., 2.85%, 08/01/29	115	110,817
Talen Energy Supply LLC(a):
10.50%, 01/15/26	25	18,000
7.25%, 05/15/27	60	54,222
6.63%, 01/15/28	100	84,000
Union Electric Co.:
3.50%, 03/15/29	50	53,075
2.95%, 03/15/30	240	247,284

		6,645,552

Electrical Equipment — 0.1%
Roper Technologies, Inc.:
3.65%, 09/15/23	830	850,248
2.35%, 09/15/24	90	86,533

		936,781

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., 2.05%, 03/01/25	105	99,278

Security	Par (000)	Value

Electric Utilities (continued)
CDW LLC/CDW Finance Corp.:
5.50%, 12/01/24	$100	$104,229
4.25%, 04/01/28	605	608,025
Honeywell International, Inc., 2.30%, 08/15/24	380	377,313
Jabil, Inc., 3.60%, 01/15/30	110	97,729
Keysight Technologies, Inc.:
4.55%, 10/30/24	2,000	2,088,470
4.60%, 04/06/27	130	133,261
3.00%, 10/30/29	80	75,495
Trimble, Inc., 4.90%, 06/15/28	890	957,745

		4,541,545

Energy Equipment & Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)	250	172,500
SESI LLC, 7.13%, 12/15/21(a)	50	19,500
Weatherford International Ltd., 11.00%, 12/01/24(a)	100	59,750

		251,750

Environmental, Maintenance, & Security Service — 0.0%
Tervita Corp., 7.63%, 12/01/21(a)	25	17,500

Equity Real Estate Investment Trusts (REITs) — 1.1%
AvalonBay Communities, Inc., 2.30%, 03/01/30	1,200	1,129,862
Camden Property Trust, 3.15%, 07/01/29	1,000	983,796
CoreCivic, Inc.:
5.00%, 10/15/22	25	23,578
4.75%, 10/15/27	50	37,500
EPR Properties, 3.75%, 08/15/29	30	22,431
ERP Operating LP, 3.50%, 03/01/28	1,000	928,619
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)	150	129,000
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25	1,450	1,341,250
5.38%, 04/15/26	140	124,096
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	100	93,000
Iron Mountain, Inc.(a):
4.88%, 09/15/27	50	48,500
4.88%, 09/15/29	30	28,181

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	$230	$181,700
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 05/01/24	50	48,000
5.75%, 02/01/27	160	139,200
MPT Operating Partnership LP/MPT Finance Corp.:
5.00%, 10/15/27	100	97,000
4.63%, 08/01/29	50	46,500
Omega Healthcare Investors, Inc.:
4.50%, 04/01/27	350	345,735
3.63%, 10/01/29	1,000	866,319
Public Storage, 3.39%, 05/01/29	450	451,094
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(a)	100	75,000
SBA Communications Corp.:
4.00%, 10/01/22	350	349,895
4.88%, 09/01/24	200	202,750
3.88%, 02/15/27(a)	100	100,250
VICI Properties LP/VICI Note Co., Inc.(a):
3.75%, 02/15/27	615	579,638
4.63%, 12/01/29	150	136,857
4.13%, 08/15/30	300	280,875
Welltower, Inc.:
4.00%, 06/01/25	1,000	970,581
4.25%, 04/15/28	50	50,378

		9,811,585

Food & Staples Retailing — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC, 4.63%, 01/15/27(a)	230	228,850
Campbell Soup Co.:
3.95%, 03/15/25	2,500	2,593,175
4.15%, 03/15/28	1,240	1,296,209
Lamb Weston Holdings, Inc.(a):
4.63%, 11/01/24	500	492,500
4.88%, 11/01/26	50	50,869
McCormick & Co., Inc., 3.15%, 08/15/24	300	297,855

Security	Par (000)	Value

Food & Staples Retailing (continued)
Mondelez International, Inc.:
3.63%, 05/07/23	$100	$104,930
3.63%, 02/13/26	150	157,243
Post Holdings, Inc., 4.63%, 04/15/30(a)	300	287,250
Walmart, Inc.:
3.25%, 10/25/20	1,040	1,047,899
3.13%, 06/23/21	850	868,510

		7,425,290

Food Products — 0.4%
Archer-Daniels-Midland Co., 2.75%, 03/27/25	800	816,467
JBS USA LUX SA/JBS USA Finance, Inc.(a):
5.88%, 07/15/24	25	25,313
5.75%, 06/15/25	50	50,500
6.75%, 02/15/28	200	213,096
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a):
6.50%, 04/15/29	50	53,635
5.50%, 01/15/30	100	103,250
Kraft Heinz Foods Co.:
4.00%, 06/15/23	500	505,228
4.63%, 01/30/29	500	500,276
5.00%, 06/04/42	500	473,393
5.20%, 07/15/45	500	480,696
Performance Food Group, Inc., 5.50%, 10/15/27(a)	30	27,825
Pilgrim’s Pride Corp.(a):
5.75%, 03/15/25	100	100,750
5.88%, 09/30/27	125	124,550
Post Holdings, Inc.(a):
5.00%, 08/15/26	50	51,457
5.75%, 03/01/27	25	25,618
5.63%, 01/15/28	50	50,750
Simmons Foods, Inc., 5.75%, 11/01/24(a)	50	45,390

		3,648,194

Forest Products — 0.0%
JM Smucker Co., 2.38%, 03/15/30	140	129,803

Gas Utilities — 0.0%
NiSource, Inc., 3.65%, 06/15/23	45	46,086
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	50	50,596
Sempra Energy, 3.40%, 02/01/28	50	50,101

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas Utilities (continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.50%, 06/01/24	$50	$47,000
5.88%, 03/01/27	225	207,281

		401,064

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 3.40%, 11/30/23	70	73,459
Avantor, Inc., 6.00%, 10/01/24(a)	200	209,540
Baxter International, Inc., 3.75%, 10/01/25(a)	940	996,268
Becton Dickinson & Co., 2.89%, 06/06/22	30	29,944
Boston Scientific Corp., 3.38%, 05/15/22	50	51,555
DH Europe Finance II Sarl:
2.05%, 11/15/22	1,075	1,054,549
2.60%, 11/15/29	110	106,829
Hill-Rom Holdings, Inc.(a):
5.00%, 02/15/25	25	25,250
4.38%, 09/15/27	25	24,625
Hologic, Inc., 4.38%, 10/15/25(a)	200	198,058
Medtronic, Inc., 3.15%, 03/15/22	118	122,364
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA(a):
6.63%, 05/15/22	6	5,670
7.25%, 02/01/28	60	51,594
Teleflex, Inc., 4.88%, 06/01/26	75	74,250

		3,023,955

Health Care Providers & Services — 1.2%
Anthem, Inc., 2.95%, 12/01/22	25	25,564
Centene Corp.:
4.75%, 01/15/25	500	501,245
5.25%, 04/01/25(a)	100	100,500
5.38%, 06/01/26(a)	530	545,958
5.38%, 08/15/26(a)	85	86,700
4.25%, 12/15/27(a)	500	490,000
4.63%, 12/15/29 (a)	500	502,500
3.38%, 02/15/30(a)	80	74,400
CHS/Community Health Systems, Inc.:
6.25%, 03/31/23	100	94,937
8.00%, 03/15/26(a)	400	380,000
Cigna Corp.:
3.20%, 09/17/20	315	315,462
2.40%, 03/15/30	140	132,599

Security	Par (000)	Value

Health Care Providers & Services (continued)
DaVita, Inc., 5.13%, 07/15/24	$25	$24,925
Encompass Health Corp., 5.75%, 11/01/24	15	15,071
Envision Healthcare Crop., 8.75%, 10/15/26(a)	25	6,125
HCA, Inc.:
5.00%, 03/15/24	50	51,769
5.25%, 04/15/25	285	298,900
5.88%, 02/15/26	600	631,500
5.25%, 06/15/26	100	104,877
5.38%, 09/01/26	10	10,300
4.50%, 02/15/27	100	102,886
5.63%, 09/01/28	110	115,137
5.88%, 02/01/29	280	296,100
4.13%, 06/15/29	880	881,516
3.50%, 09/01/30	325	294,844
LifePoint Health, Inc., 4.38%, 02/15/27(a)	195	183,690
MEDNAX, Inc., 6.25%, 01/15/27(a)	100	80,250
Quest Diagnostics, Inc., 2.95%, 06/30/30	1,060	1,039,134
Select Medical Corp., 6.25%, 08/15/26(a)	525	525,000
Tenet Healthcare Corp.:
6.75%, 06/15/23	75	69,187
4.63%, 07/15/24	300	286,500
4.88%, 01/01/26(a)	600	571,500
6.25%, 02/01/27(a)	100	97,500
5.13%, 11/01/27(a)	300	285,750
Thermo Fisher Scientific, Inc., 4.13%, 03/25/25	185	197,997
UnitedHealth Group, Inc.:
3.35%, 07/15/22	250	258,540
2.38%, 10/15/22	500	506,687
3.10%, 03/15/26	50	52,781

		10,238,331

Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 10/15/26(a)	200	204,000

Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC/New Red Finance, Inc.(a):
4.25%, 05/15/24	200	199,498

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
5.00%, 10/15/25	$125	$119,374
3.88%, 01/15/28	55	52,250
Boyd Gaming Corp., 6.00%, 08/15/26	10	8,600
Cedar Fair LP, 5.25%, 07/15/29(a)	15	12,675
Churchill Downs, Inc., 5.50%, 04/01/27(a)	500	471,335
Darden Restaurants, Inc., 3.85%, 05/01/27	10	9,126
Eldorado Resorts, Inc., 6.00%, 09/15/26	10	9,025
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23	1,000	912,670
5.30%, 01/15/29	515	440,428
Golden Nugget, Inc., 6.75%, 10/15/24(a)	50	31,495
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26	125	117,500
4.88%, 01/15/30	375	318,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	50	47,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a):
5.25%, 06/01/26	125	124,825
4.75%, 06/01/27	125	117,500
Las Vegas Sands Corp.:
3.20%, 08/08/24	135	121,848
2.90%, 06/25/25	210	190,380
3.50%, 08/18/26	700	640,274
3.90%, 08/08/29	437	376,627
McDonald’s Corp.:
2.75%, 12/09/20	930	925,855
1.45%, 09/01/25	105	99,974
MGM Resorts International:
7.75%, 03/15/22	100	99,052
5.50%, 04/15/27	98	89,180
Scientific Games International, Inc.(a):
5.00%, 10/15/25	25	21,750
7.00%, 05/15/28	50	30,750
7.25%, 11/15/29	100	62,500
Starbucks Corp., 3.55%, 08/15/29	40	41,151
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(a)	10	9,402
Wyndham Destinations, Inc.:
5.40%, 04/01/24	100	84,500
5.75%, 04/01/27	300	250,500
4.63%, 03/01/30(a)	100	77,000

Security	Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(a)	$50	$43,500
Wyndham Worldwide Corp., 3.90%, 03/01/23	100	84,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(a):
4.25%, 05/30/23	50	46,500
5.50%, 03/01/25	50	46,500
Yum! Brands, Inc., 4.75%, 01/15/30(a)	300	282,000

		6,615,794

Household Durables — 0.5%
Beazer Homes USA, Inc.:
5.88%, 10/15/27	100	75,500
7.25%, 10/15/29	60	45,600
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(a):
6.25%, 09/15/27	985	854,389
4.88%, 02/15/30	600	455,820
KB Home, 4.80%, 11/15/29	300	252,000
Lennar Corp.:
4.13%, 01/15/22	100	99,250
5.88%, 11/15/24	50	50,575
4.75%, 11/29/27	50	49,875
M/I Homes, Inc., 4.95%, 02/01/28(a)	575	488,031
Mattamy Group Corp.(a):
5.25%, 12/15/27	40	37,200
4.63%, 03/01/30	310	266,600
MDC Holdings, Inc.:
5.50%, 01/15/24	50	50,000
6.00%, 01/15/43	200	189,100
Meritage Homes Corp., 5.13%, 06/06/27	100	94,000
Newell Brands, Inc.:
4.20%, 04/01/26	250	245,449
5.63%, 04/01/36	50	49,567
PulteGroup, Inc.:
5.50%, 03/01/26	100	98,347
5.00%, 01/15/27	200	199,560
6.00%, 02/15/35	100	100,750

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Durables (continued)
Shea Homes LP/Shea Homes Funding Corp.(a):
6.13%, 04/01/25	$24	$23,760
4.75%, 02/15/28	655	559,206
Taylor Morrison Communities, Inc.(a):
5.88%, 06/15/27	100	92,877
5.75%, 01/15/28	100	89,292
Toll Brothers Finance Corp., 4.35%, 02/15/28	25	22,750
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24	50	46,449

		4,535,947

Household Products — 0.0%
Spectrum Brands, Inc., 5.00%, 10/01/29(a)	20	17,000

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.(a):
5.25%, 06/01/26	250	237,500
4.50%, 02/15/28	145	140,541
5.13%, 03/15/28	345	317,400
Clearway Energy Operating LLC, 5.75%, 10/15/25	40	39,600
NRG Energy, Inc.:
6.63%, 01/15/27	100	104,000
5.75%, 01/15/28	750	765,000
5.25%, 06/15/29(a)	150	154,500
TerraForm Power Operating LLC(a):
4.25%, 01/31/23	550	545,875
5.00%, 01/31/28	75	78,585

		2,383,001

Insurance — 0.6%
Acrisure LLC/Acrisure Finance, Inc.(a):
8.13%, 02/15/24	100	97,405
7.00%, 11/15/25	50	43,000
American International Group, Inc., 4.88%, 06/01/22	250	256,603
AmWINS Group, Inc., 7.75%, 07/01/26(a)	40	39,200
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 05/01/25(a)	265	261,767
Markel Corp., 3.35%, 09/17/29	620	584,692
Marsh & McLennan Cos., Inc.:
3.88%, 03/15/24	625	646,481
3.50%, 03/10/25	200	207,244
4.38%, 03/15/29	1,880	2,070,049

Security	Par (000)	Value

Insurance (continued)
Nationstar Mortgage Holdings, Inc.(a):
9.13%, 07/15/26	$500	$452,500
6.00%, 01/15/27	185	157,250
Progressive Corp., 3.95%, 03/26/50	80	93,423
Radian Group, Inc., 4.50%, 10/01/24	50	49,250
Trinity Acquisition PLC, 3.50%, 09/15/21	50	48,197
Willis North America, Inc., 4.50%, 09/15/28	130	142,827

		5,149,888

Interactive Media & Services — 0.5%
Match Group, Inc.(a):
5.63%, 02/15/29	35	33,425
4.13%, 08/01/30	680	607,750
Netflix, Inc.:
5.50%, 02/15/22	350	356,125
4.88%, 04/15/28	100	103,000
5.88%, 11/15/28	150	160,275
5.38%, 11/15/29(a)	500	518,825
4.88%, 06/15/30(a)	500	507,575
NortonLifeLock, Inc., 5.00%, 04/15/25(a)	750	757,203
Uber Technologies, Inc., 8.00%, 11/01/26(a)	450	446,625
VeriSign, Inc.:
4.63%, 05/01/23	35	34,912
5.25%, 04/01/25	300	309,000
4.75%, 07/15/27	150	155,460

		3,990,175

Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd.:
2.80%, 06/06/23	1,500	1,492,125
3.60%, 11/28/24	2,400	2,518,440
3.40%, 12/06/27	500	533,985
4.20%, 12/06/47	200	242,938
Expedia Group, Inc., 4.50%, 08/15/24	125	114,753
GrubHub Holdings, Inc., 5.50%, 07/01/27(a)	350	309,750

		5,211,991

IT Services — 0.3%
Camelot Finance SA, 4.50%, 11/01/26(a)	780	756,600
Fair Isaac Corp., 4.00%, 06/15/28(a)	90	85,275

15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

IT Services (continued)
Fiserv, Inc., 3.20%, 07/01/26	$75	$77,465
International Business Machines Corp.:
2.85%, 05/13/22	700	717,875
3.00%, 05/15/24	150	158,029
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 07/15/25(a)	50	49,625
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	25	23,000
Science Applications International Corp., 4.88%, 04/01/28(a)	170	163,200
Verisk Analytics, Inc.:
4.00%, 06/15/25	50	53,370
4.13%, 03/15/29	600	632,733
Xerox Corp., 4.13%, 03/15/23	100	99,400

		2,816,572

Leisure Products — 0.0%
Hasbro, Inc., 3.55%, 11/19/26	210	200,336

Machinery — 0.2%
Colfax Corp., 6.00%, 02/15/24(a)	60	57,900
Deere & Co., 2.75%, 04/15/25	150	154,886
Mueller Water Products, Inc., 5.50%, 06/15/26(a)	5	4,837
Otis Worldwide Corp.(a):
2.29%, 04/05/27	65	62,140
2.57%, 02/15/30	125	121,487
Stanley Black & Decker, Inc., 2.30%, 03/15/30	930	892,485
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28	64	58,809

		1,352,544

Marine — 0.0%
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23(a)	300	264,750

Media — 2.2%
Altice Financing SA, 5.00%, 01/15/28(a)	205	181,425
Altice France SA, 7.38%, 05/01/26(a)	200	198,530
AMC Networks, Inc., 4.75%, 08/01/25	25	24,313
Banijay Entertainment SASU, 5.38%, 03/01/25(a)	200	183,000

Security	Par (000)	Value

Media (continued)
Block Communications, Inc., 4.88%, 03/01/28(a)	$60	$55,800
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 09/30/22	50	49,125
5.88%, 04/01/24(a)	175	179,375
5.75%, 02/15/26(a)	25	25,316
5.13%, 05/01/27(a)	250	250,650
5.00%, 02/01/28(a)	100	100,250
5.38%, 06/01/29(a)	100	102,760
4.75%, 03/01/30(a)	905	900,475
4.50%, 08/15/30(a)	810	793,800
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	1,010	1,006,858
4.46%, 07/23/22	1,640	1,701,087
4.50%, 02/01/24	2,800	2,885,024
5.05%, 03/30/29	500	540,500
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/24(a)	50	42,875
Comcast Corp.:
3.70%, 04/15/24	565	606,330
3.10%, 04/01/25	30	31,867
3.95%, 10/15/25	1,530	1,663,629
2.65%, 02/01/30	435	447,522
CSC Holdings LLC:
5.25%, 06/01/24	200	200,498
5.50%, 05/15/26(a)	200	206,870
6.50%, 02/01/29(a)	900	970,641
5.75%, 01/15/30(a)	400	403,384
Diamond Sports Group LLC/Diamond Sports Finance Co.(a):
5.38%, 08/15/26	200	162,504
6.63%, 08/15/27	50	33,438
DISH DBS Corp.:
5.88%, 07/15/22	100	97,382
5.00%, 03/15/23	450	430,560
5.88%, 11/15/24	475	461,937
7.75%, 07/01/26	75	77,063
Fox Corp., 4.03%, 01/25/24	35	36,358
Front Range BidCo, Inc.(a):
4.00%, 03/01/27	505	482,906
6.13%, 03/01/28	310	294,500

16

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Gray Television, Inc., 5.88%, 07/15/26(a)	$14	$13,479
GTT Communications, Inc., 7.88%, 12/31/24(a)	50	32,250
Hughes Satellite Systems Corp.:
5.25%, 08/01/26	135	133,650
6.63%, 08/01/26	350	354,520
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	50	32,750
8.50%, 10/15/24(a)	30	18,891
9.75%, 07/15/25(a)	50	33,000
MDC Partners, Inc., 6.50%, 05/01/24(a)	100	75,000
Sable International Finance Ltd., 5.75%, 09/07/27(a)	400	360,000
Sirius XM Radio, Inc.(a):
4.63%, 07/15/24	150	152,240
5.38%, 04/15/25	35	35,350
5.00%, 08/01/27	500	507,450
5.50%, 07/01/29	625	637,500
TEGNA, Inc.(a):
4.63%, 03/15/28	590	518,462
5.00%, 09/15/29	100	90,280
Time Warner Cable LLC, 4.00%, 09/01/21	170	170,336
Univision Communications, Inc., 5.13%, 02/15/25(a)	15	12,788
Walt Disney Co., 1.65%, 09/01/22	230	231,209

		19,237,707

Metals & Mining — 0.3%
Allegheny Technologies, Inc., 5.88%, 12/01/27	50	41,625
Arconic Corp., 6.13%, 02/15/28(a)	100	102,250
Cleveland-Cliffs, Inc.:
5.75%, 03/01/25	20	15,450
6.75%, 03/15/26(a)	180	160,200
5.88%, 06/01/27(a)	150	90,750
Commercial Metals Co., 5.75%, 04/15/26	550	513,367
Compass Minerals International, Inc., 6.75%, 12/01/27(a)	100	90,275
FMG Resources August 2006 Property Ltd., 4.50%, 09/15/27(a)	65	57,850

Security	Par (000)	Value

Metals & Mining (continued)
Freeport-McMoRan, Inc.:
3.55%, 03/01/22	$7	$6,764
3.88%, 03/15/23	600	567,000
5.00%, 09/01/27	100	92,845
5.25%, 09/01/29	50	47,115
5.40%, 11/14/34	100	92,500
5.45%, 03/15/43	25	22,375
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	25	23,320
Hudbay Minerals, Inc., 7.63%, 01/15/25(a)	50	43,500
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)	400	355,000
Mineral Resources Ltd., 8.13%, 05/01/27(a)	100	93,687
New Gold, Inc., 6.25%, 11/15/22(a)	100	97,125
Novelis Corp., 4.75%, 01/30/30(a)	185	164,650

		2,677,648

Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 05/20/24	45	41,625
5.75%, 05/20/27	100	93,013
National Fuel Gas Co., 3.95%, 09/15/27	40	32,702

		167,340

Office Supplies & Equipment — 0.0%
VMware, Inc.:
2.30%, 08/21/20	300	296,803
2.95%, 08/21/22	40	39,791
3.90%, 08/21/27	50	49,267

		385,861

Oil, Gas & Consumable Fuels — 1.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24	100	69,470
Antero Resources Corp., 5.13%, 12/01/22	500	260,000
Baytex Energy Corp., 8.75%, 04/01/27(a)	150	57,225
BP Capital Markets America, Inc., 2.52%, 09/19/22	500	493,382
Buckeye Partners LP:
4.15%, 07/01/23	100	86,500
3.95%, 12/01/26	100	81,970
4.50%, 03/01/28(a)	130	106,600
5.85%, 11/15/43	50	33,485

17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(a)	$475	$342,166
Canadian Natural Resources Ltd.:
2.95%, 01/15/23	600	520,404
3.85%, 06/01/27	1,330	1,051,766
Cheniere Energy Partners LP:
5.63%, 10/01/26	135	124,200
4.50%, 10/01/29(a)	195	169,650
Series WI, 5.25%, 10/01/25	150	138,000
Chesapeake Energy Corp., 11.50%, 01/01/25(a)	75	12,750
CNX Resources Corp.:
5.88%, 04/15/22	125	114,375
7.25%, 03/14/27(a)	225	158,830
Comstock Resources, Inc., 9.75%, 08/15/26	50	35,615
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(a)	50	32,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(a)	150	82,456
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)	25	13,000
DCP Midstream Operating LP:
5.38%, 07/15/25	130	88,764
6.75%, 09/15/37(a)	50	27,000
Energy Transfer Operating LP, 5.00%, 05/15/50	82	63,832
EnLink Midstream Partners LP:
4.85%, 07/15/26	50	24,585
5.60%, 04/01/44	100	33,750
Enterprise Products Operating LLC, 2.80%, 01/31/30	120	107,843
EQT Corp.:
6.13%, 02/01/25	75	57,757
3.90%, 10/01/27	550	379,335
7.00%, 02/01/30	50	37,251
Exxon Mobil Corp., 2.02%, 08/16/24	300	298,555
Genesis Energy LP/Genesis Energy Finance Corp.:
6.50%, 10/01/25	250	180,700
7.75%, 02/01/28	165	114,873
Gulfport Energy Corp., 6.38%, 05/15/25	25	6,063
Hess Midstream Partners LP, 5.13%, 06/15/28(a)	50	35,140

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(a):
5.75%, 10/01/25	$50	$23,000
6.25%, 11/01/28	120	52,800
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	400	391,545
Kinder Morgan, Inc., 3.15%, 01/15/23	1,600	1,560,847
MEG Energy Corp., 6.50%, 01/15/25(a)	42	26,565
Murphy Oil Corp.:
5.75%, 08/15/25	75	40,132
5.88%, 12/01/27	80	41,109
5.88%, 12/01/42	50	20,495
Nabors Industries Ltd., 7.50%, 01/15/28(a)	100	32,000
Nabors Industries, Inc.:
4.63%, 09/15/21	11	6,930
5.50%, 01/15/23	50	20,000
NGL Energy Partners LP/NGL Energy Finance Corp.:
7.50%, 11/01/23	50	17,375
7.50%, 04/15/26	135	46,003
NuStar Logistics LP:
6.00%, 06/01/26	95	70,300
5.63%, 04/28/27	50	38,440
Oasis Petroleum, Inc., 6.25%, 05/01/26(a)	10	1,600
Occidental Petroleum Corp., 3.50%, 08/15/29	217	102,540
ONEOK Partners LP:
3.38%, 10/01/22	650	595,044
4.90%, 03/15/25	200	174,849
ONEOK, Inc., 2.75%, 09/01/24	155	125,451
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)	160	108,800
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 06/15/25	50	33,515
6.00%, 02/15/28(a)	185	122,100
Phillips 66 Partners LP, 2.45%, 12/15/24	305	268,287
Precision Drilling Corp., 7.13%, 01/15/26(a)	25	8,250
QEP Resources, Inc., 5.25%, 05/01/23	100	37,000
Range Resources Corp.:
5.88%, 07/01/22	38	27,360
5.00%, 03/15/23	100	73,000
9.25%, 02/01/26(a)	100	60,000

18

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV:
2.13%, 05/11/20	$1,610	$1,608,320
2.00%, 11/07/24	790	784,526
SM Energy Co.:
6.75%, 09/15/26	100	30,000
6.63%, 01/15/27	105	30,562
Southwestern Energy Co.:
4.10%, 03/15/22	100	75,000
6.20%, 01/23/25	200	136,190
7.50%, 04/01/26	50	32,750
7.75%, 10/01/27	100	65,750
Sunoco LP/Sunoco Finance Corp.:
6.00%, 04/15/27	100	86,000
Series WI, 5.50%, 02/15/26	100	86,528
Series WI, 5.88%, 03/15/28	250	207,500
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a):
5.50%, 09/15/24	100	55,000
5.50%, 01/15/28	200	104,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.88%, 04/15/26	285	236,550
6.88%, 01/15/29	200	161,000
5.50%, 03/01/30(a)	350	270,340
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30(a)	270	228,078
Transocean Guardian Ltd., 5.88%, 01/15/24(a)	4	3,340
Transocean, Inc., 8.00%, 02/01/27(a)	50	23,750
W&T Offshore, Inc., 2018 Term Loan, 9.75%, 11/01/23(a)	200	45,000

		13,835,313

Paper & Forest Products — 0.0%
Norbord, Inc., 5.75%, 07/15/27(a)	15	13,694

Personal Products — 0.4%
Avon International Capital PLC, 6.50%, 08/15/22(a)	100	88,500
Avon International Operations, Inc., 7.88%, 08/15/22(a)	25	22,340
Procter & Gamble Co.:
2.45%, 03/25/25	230	241,669
2.80%, 03/25/27	965	1,029,438

Security	Par (000)	Value

Personal Products (continued)
Unilever Capital Corp.:
3.00%, 03/07/22	$650	$671,739
2.20%, 05/05/22	1,030	1,015,491

		3,069,177

Pharmaceuticals — 1.7%
AbbVie, Inc.:
2.50%, 05/14/20	1,250	1,250,087
3.38%, 11/14/21	300	306,635
2.90%, 11/06/22	600	606,540
2.30%, 11/21/22(a)	1,120	1,120,877
AstraZeneca PLC:
2.38%, 11/16/20	1,470	1,466,352
3.50%, 08/17/23	100	105,301
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	25	26,125
Bausch Health Cos., Inc.(a):
7.00%, 03/15/24	100	101,874
6.13%, 04/15/25	150	147,750
5.75%, 08/15/27	600	617,760
5.00%, 01/30/28	135	127,804
7.25%, 05/30/29	125	129,725
5.25%, 01/30/30	85	80,373
Bristol-Myers Squibb Co.(a):
2.25%, 08/15/21	100	100,586
3.55%, 08/15/22	600	632,473
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(a)	10	9,700
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)	25	24,097
CVS Health Corp.:
2.80%, 07/20/20	1,150	1,150,213
3.35%, 03/09/21	1,250	1,256,829
3.50%, 07/20/22	1,000	1,025,879
2.63%, 08/15/24	85	86,204
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21	900	912,341
GlaxoSmithKline Capital, Inc., 3.38%, 05/15/23	830	866,331
Laboratory Corp. of America Holdings, 4.63%, 11/15/20	750	754,416
Novartis Capital Corp.:
2.40%, 09/21/22	300	306,971
2.20%, 08/14/30	840	859,823
2.75%, 08/14/50	240	249,027
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)	225	223,875

19

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Zoetis, Inc.:
3.00%, 09/12/27	$250	$251,907
3.90%, 08/20/28	250	259,807

		15,057,682

Producer Durables: Miscellaneous — 0.1%
Open Text Corp., 3.88%, 02/15/28(a)	305	286,700
Open Text Holdings, Inc., 4.13%, 02/15/30(a)	305	286,776

		573,476

Professional Services — 0.1%
AMN Healthcare, Inc., 4.63%, 10/01/27(a)	500	473,729
ASGN, Inc., 4.63%, 05/15/28(a)	55	51,089

		524,818

Real Estate — 0.1%
Equinix, Inc.:
2.63%, 11/18/24	110	104,914
5.88%, 01/15/26	50	51,018
2.90%, 11/18/26	665	609,018
5.38%, 05/15/27	50	49,445
3.20%, 11/18/29	150	139,485
Prologis LP, 2.13%, 04/15/27	120	114,100

		1,067,980

Real Estate Management & Development — 0.0%
Howard Hughes Corp., 5.38%, 03/15/25(a)	25	24,188
Kennedy-Wilson, Inc., 5.88%, 04/01/24	25	22,368
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27(a)	150	126,418

		172,974

Road & Rail — 0.1%
Hertz Corp.(a):
7.63%, 06/01/22	14	11,340
7.13%, 08/01/26	15	7,946
Kansas City Southern, 2.88%, 11/15/29	80	76,742
Kenan Advantage Group, Inc., 7.88%, 07/31/23(a)	15	12,590

Security	Par (000)	Value

Road & Rail (continued)
Union Pacific Corp., 2.95%, 03/01/22	$300	$305,629

		414,247

Semiconductors & Semiconductor Equipment — 1.3%
Amkor Technology, Inc., 6.63%, 09/15/27(a)	300	282,000
Analog Devices, Inc., 2.50%, 12/05/21	25	25,240
Broadcom Corp./Broadcom Cayman Finance Ltd.:
3.00%, 01/15/22	75	74,165
3.63%, 01/15/24	40	39,291
3.88%, 01/15/27	125	119,421
Broadcom, Inc.(a):
3.13%, 10/15/22	1,500	1,485,655
3.63%, 10/15/24	250	246,013
4.25%, 04/15/26	100	98,311
Intel Corp.:
3.30%, 10/01/21	250	260,990
3.40%, 03/25/25	2,850	3,109,338
Micron Technology, Inc.:
4.19%, 02/15/27	300	303,050
4.64%, 02/06/24	400	406,300
NVIDIA Corp.:
2.85%, 04/01/30	25	26,090
3.50%, 04/01/50	35	38,057
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 06/18/29(a)	435	445,778
Qorvo, Inc.:
5.50%, 07/15/26	110	114,978
4.38%, 10/15/29(a)	675	627,750
QUALCOMM, Inc.:
2.25%, 05/20/20	2,080	2,079,730
2.60%, 01/30/23	1,000	1,022,509
Sensata Tech, Inc., 4.38%, 02/15/30	275	247,500
Sensata Technologies BV, 5.00%, 10/01/25(a)	25	23,688
Texas Instruments, Inc., 1.38%, 03/12/25	315	312,588

		11,388,442

Software — 0.7%
CA, Inc., 3.60%, 08/15/22	25	23,438

20

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
CDK Global, Inc.:
5.88%, 06/15/26	$60	$63,390
5.25%, 05/15/29(a)	300	306,000
Citrix Systems, Inc.:
4.50%, 12/01/27	50	51,620
3.30%, 03/01/30	810	752,647
Microsoft Corp.:
1.55%, 08/08/21	480	483,338
3.63%, 12/15/23	1,910	2,086,931
MSCI, Inc.(a):
5.38%, 05/15/27	150	152,250
4.00%, 11/15/29	745	740,068
3.63%, 09/01/30	200	189,750
Nuance Communications, Inc., 5.63%, 12/15/26	350	340,613
Oracle Corp.:
3.88%, 07/15/20	195	196,025
1.90%, 09/15/21	430	431,267
PTC, Inc.(a):
3.63%, 02/15/25	50	46,750
4.00%, 02/15/28	45	43,214
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)	50	49,000

		5,956,301

Specialty Retail — 0.1%
Home Depot, Inc.:
2.50%, 04/15/27	150	151,177
3.13%, 12/15/49	130	128,264
L Brands, Inc.:
5.63%, 10/15/23	25	20,752
5.25%, 02/01/28	50	38,195
7.50%, 06/15/29	50	39,445
6.88%, 11/01/35	175	129,500
Lowe’s Cos., Inc., 4.00%, 04/15/25	610	651,753
PetSmart, Inc., 5.88%, 06/01/25(a)	21	20,685
Staples, Inc., 7.50%, 04/15/26(a)	100	88,375

		1,268,146

Technology Hardware, Storage & Peripherals — 0.6%
Adobe, Inc.:
1.70%, 02/01/23	95	95,606
1.90%, 02/01/25	175	176,523
2.15%, 02/01/27	490	496,144
2.30%, 02/01/30	2,130	2,132,860

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Apple, Inc.:
2.25%, 02/23/21	$770	$777,760
1.80%, 09/11/24	340	346,150
Dell International LLC/EMC Corp.(a):
7.13%, 06/15/24	500	516,250
4.00%, 07/15/24	600	605,238
4.90%, 10/01/26	250	246,048
Presidio Holdings, Inc.(a):
4.88%, 02/01/27	105	93,975
8.25%, 02/01/28	35	30,844
Western Digital Corp., 4.75%, 02/15/26	100	101,500

		5,618,898

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 4.88%, 05/15/26(a)	50	49,006

Tobacco — 1.0%
Altria Group, Inc.:
3.49%, 02/14/22	1,000	1,022,991
4.00%, 01/31/24	50	51,493
3.80%, 02/14/24	35	35,476
4.80%, 02/14/29	70	72,853
BAT Capital Corp.:
2.76%, 08/15/22	1,575	1,547,908
4.70%, 04/02/27	380	386,143
3.56%, 08/15/27	620	583,937
4.76%, 09/06/49	30	28,325
Philip Morris International, Inc.:
2.38%, 08/17/22	2,110	2,127,890
2.50%, 08/22/22	690	691,860
2.13%, 05/10/23	500	492,793
2.88%, 05/01/24	500	509,329
3.25%, 11/10/24	25	25,435
3.13%, 08/17/27	50	52,260
3.38%, 08/15/29	50	52,666
Vector Group Ltd.(a):
6.13%, 02/01/25	510	464,100
10.50%, 11/01/26	350	292,250

		8,437,709

21

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities — 0.0%
Vistra Operations Co. LLC, 5.63%, 02/15/27(a)	$100	$103,125

Water Utilities — 0.0%
Essential Utilities, Inc., 3.57%, 05/01/29	55	56,088

Wireless Telecommunication Services — 0.9%
American Tower Corp.:
3.30%, 02/15/21	50	49,991
3.45%, 09/15/21	100	100,644
3.50%, 01/31/23	2,545	2,558,019
2.95%, 01/15/25	200	201,506
3.55%, 07/15/27	180	179,245
3.95%, 03/15/29	100	103,944
2.90%, 01/15/30	405	390,319
C&W Senior Financing DAC, 6.88%, 09/15/27(a)	200	172,500
Crown Castle International Corp.:
5.25%, 01/15/23	620	646,393
3.20%, 09/01/24	30	29,906
3.65%, 09/01/27	340	344,339
3.30%, 07/01/30	80	79,343
HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 07/15/24(a)	270	259,200
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	10	3,700
iStar, Inc., 4.25%, 08/01/25	300	246,720
Sprint Capital Corp.:
6.88%, 11/15/28	71	81,096
8.75%, 03/15/32	120	158,700
Sprint Communications, Inc., 6.00%, 11/15/22	25	25,937
Sprint Corp.:
7.25%, 09/15/21	25	25,767
7.88%, 09/15/23	250	274,395
7.63%, 03/01/26	25	28,295
7.25%, 02/01/28(a)	250	251,250
T-Mobile USA, Inc.:
6.00%, 04/15/24	1,000	1,019,500
6.38%, 03/01/25	300	306,384
6.50%, 01/15/26	50	52,500
4.75%, 02/01/28	225	234,405

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(a)	$60	$57,600

		7,881,598

Total Corporate Bonds — 38.6% (Cost — $354,302,500)		342,839,096

Non-Agency Mortgage-Backed Securities — 4.4%

Collateralized Mortgage Obligations — 4.2%
Connecticut Avenue Securities Trust(a):
Series 2018-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 3.35%, 04/25/31(e)	409	349,728
Series 2019-R01, Class 2ED2, 2.10%, 07/25/31	7,788	6,473,839
Series 2019-R01, Class 2M2, (1 mo. LIBOR US + 2.45%), 3.40%, 07/25/31(e)	614	508,812
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 3.25%, 08/25/31(e)	4,923	4,074,420
Series 2019-R03, Class 1M2, (1 mo. LIBOR US + 2.15%), 3.10%, 09/25/31(e)	186	152,064
Series 2019-R05, Class 1M1, (1 mo. LIBOR US + 0.75%), 1.70%, 07/25/39(e)	4	3,574
Series 2019-R05, Class 1M2, (1 mo. LIBOR US + 2.00%), 2.95%, 07/25/39(e)	3,750	3,167,939
Series 2019-R06, Class 2ED2, (1 mo. LIBOR US + 1.00%), 1.95%, 09/25/39(e)	7,750	5,687,342
Series 2019-R06, Class 2M1, (1 mo. LIBOR US + 0.75%), 1.70%, 09/25/39(e)	954	929,961
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 3.05%, 09/25/39(e)	4,834	3,737,030
Series 2019-R07, Class 1M1, (1 mo. LIBOR US + 0.77%), 1.72%, 10/25/39(e)	1,104	1,076,306

22

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.10%), 3.05%, 10/25/39(e)	$1,772	$1,427,760
Series 2020-R01, Class 1M1, (1 mo. LIBOR US + 0.80%), 1.75%, 01/25/40(e)	3,671	3,510,229
Series 2020-R01, Class 1M2, (1 mo. LIBOR US + 2.05%), 3.00%, 01/25/40(e)	250	148,750
Series 2020-R02, Class 2M1, (1 mo. LIBOR US + 0.75%), 1.70%, 01/25/40(e)	2,271	2,179,621
Series 2020-R02, Class 2M2, (1 mo. LIBOR US + 2.00%), 2.95%, 01/25/40(e)	550	356,748
Series 2020-SBT1, Class 1M2, (1 mo. LIBOR US + 3.65%), 4.51%, 02/25/40(e)	350	233,679
Series 2020-SBT1, Class 2M2, (1 mo. LIBOR US + 3.65%), 4.51%, 02/25/40(e)	450	300,445
STACR Trust(a)(e):
Series 2018-DNA2, Class M1, (1 mo. LIBOR US + 0.80%), 1.75%, 12/25/30	602	592,791
Series 2018-DNA3, Class M1, (1 mo. LIBOR US + 0.75%), 1.70%, 09/25/48	594	584,908
Series 2018-DNA3, Class M2, (1 mo. LIBOR US + 2.10%), 3.05%, 09/25/48	1,471	1,209,494
Series 2018-HRP1, Class M2, (1 mo. LIBOR US + 1.65%), 2.60%, 04/25/43	164	153,875

		36,859,315

Commercial Mortgage-Backed Securities — 0.2%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58	160	160,724
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A2, 2.67%, 04/10/48	359	358,573

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust, Series 2015-CR22, Class A2, 2.86%, 03/10/48	$630	$629,149
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class AS, 4.38%, 08/15/51	500	523,916
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS, 3.93%, 11/15/47	180	182,733

		1,855,095

Total Non-Agency Mortgage-Backed Securities — 4.4% (Cost — $46,438,727)		38,714,410

U.S. Government Sponsored Agency Securities — 54.8%

Collateralized Mortgage Obligations — 7.7%
Fannie Mae Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, (1 mo. LIBOR US + 5.70%), 6.65%, 04/25/28(f)	61	59,997
Series 2016-C04, Class 1M2, (1 mo. LIBOR US + 4.25%), 5.20%, 01/25/29(f)	5,567	5,231,976
Series 2016-C05, Class 2M2, (1 mo. LIBOR US + 4.45%), 5.40%, 01/25/29(f)	114	109,051
Series 2017-C01, Class 1B1, (1 mo. LIBOR US + 5.75%), 6.70%, 07/25/29(f)	500	318,149
Series 2017-C01, Class 1M2A, (1 mo. LIBOR US + 3.55%), 4.50%, 07/25/29(f)	98	95,454
Series 2017-C02, Class 2B1, (1 mo. LIBOR US + 5.50%), 6.45%, 09/25/29(f)	1,000	620,858
Series 2017-C03, Class 1B1, (1 mo. LIBOR US + 4.85%), 5.80%, 10/25/29(f)	500	295,141
Series 2017-C04, Class 2B1, (1 mo. LIBOR US + 5.05%), 6.00%, 11/25/29(f)	1,409	838,803
Series 2017-C04, Class 2M1, (1 mo. LIBOR US + 0.85%), 1.80%, 11/25/29(f)	10	9,438
Series 2017-C05, Class 1B1, (1 mo. LIBOR US + 3.60%), 4.55%, 01/25/30(f)	3,030	1,605,972

23

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-C05, Class 1M2A, (1 mo. LIBOR US + 2.20%), 3.15%, 01/25/30(f)	$115	$111,465
Series 2017-C06, Class 1M2, (1 mo. LIBOR US + 2.65%), 3.60%, 02/25/30(f)	96	84,199
Series 2017-C06, Class 1M2A, (1 mo. LIBOR US + 2.65%), 3.60%, 02/25/30(f)	240	231,451
Series 2017-C06, Class 2M2, (1 mo. LIBOR US + 2.80%), 3.75%, 02/25/30(f)	86	71,364
Series 2017-C07, Class 1M2, (1 mo. LIBOR US + 2.40%), 3.35%, 05/25/30(f)	100	88,980
Series 2017-C07, Class 2M2, (1 mo. LIBOR US + 2.50%), 3.45%, 05/25/30(f)	1,705	1,470,991
Series 2017-C07, Class 2M2A, (1 mo. LIBOR US + 2.50%), 3.45%, 05/25/30(f)	69	62,710
Series 2018-C01, Class 1B1, (1 mo. LIBOR US + 3.55%), 4.50%, 07/25/30(f)	1,788	896,718
Series 2018-C01, Class 1M1, (1 mo. LIBOR US + 0.60%), 1.55%, 07/25/30(f)	72	71,401
Series 2018-C01, Class 1M2, (1 mo. LIBOR US + 2.25%), 3.20%, 07/25/30(f)	221	190,405
Series 2018-C02, Class 2B1, (1 mo. LIBOR US + 4.00%), 4.95%, 08/25/30(f)	1,500	781,344
Series 2018-C02, Class 2ED2, 1.85%, 08/25/30(c)(g)	5,538	4,839,866
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 3.15%, 08/25/30(f)	473	390,934
Series 2018-C03, Class 1M1, (1 mo. LIBOR US + 0.68%), 1.63%, 10/25/30(f)	71	69,428
Series 2018-C04, Class 2M2, (1 mo. LIBOR US + 2.55%), 3.50%, 12/25/30(f)	2,936	2,406,290

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2018-C05, Class 1B1, (1 mo. LIBOR US + 4.25%), 5.20%, 01/25/31(f)	$100	$49,730
Series 2018-C05, Class 1M1, (1 mo. LIBOR US + 0.72%), 1.67%, 01/25/31(f)	33	32,626
Series 2018-C06, Class 2M2, (1 mo. LIBOR US + 2.10%), 3.05%, 03/25/31(f)	773	649,168
Series 2019-R04, Class 2M1, (1 mo. LIBOR US + 0.75%), 1.70%, 06/25/39(f)	249	243,336
Series 2019-R04, Class 2M2, (1 mo. LIBOR US + 2.10%), 3.05%, 06/25/39(f)	5,595	4,550,309
Freddie Mac STACR Trust(a)(e):
Series 2018-HQA2, Class M2, (1 mo. LIBOR US + 2.30%), 3.25%, 10/25/48	500	407,603
Series 2019-DNA1, Class M1, (1 mo. LIBOR US + 0.90%), 1.85%, 01/25/49	554	543,356
Series 2019-DNA2, Class M2, (1 mo. LIBOR US + 2.45%), 3.40%, 03/25/49	1,956	1,621,028
Series 2019-DNA3, Class M2, (1 mo. LIBOR US + 2.05%), 3.00%, 07/25/49	6,301	5,134,149
Series 2019-DNA4, Class M1, (1 mo. LIBOR US + 0.70%), 1.65%, 10/25/49	324	319,236
Series 2019-FTR2, Class M1, (1 mo. LIBOR US + 0.95%), 1.90%, 11/25/48	782	761,440
Series 2019-HQA1, Class M2, (1 mo. LIBOR US + 2.35%), 3.30%, 02/25/49	9,937	8,388,646
Series 2019-HQA2, Class M1, (1 mo. LIBOR US + 0.70%), 1.65%, 04/25/49	16	16,105
Series 2019-HQA2, Class M2, (1 mo. LIBOR US + 2.05%), 3.00%, 04/25/49	500	414,870

24

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2019-HQA3, Class M1, (1 mo. LIBOR US + 0.75%), 1.70%, 09/25/49	$223	$218,838
Series 2019-HQA3, Class M2, (1 mo. LIBOR US + 1.85%), 2.80%, 09/25/49	3,250	2,635,647
Series 2020-DNA1, Class M1, (1 mo. LIBOR US + 0.70%), 1.65%, 01/25/50	2,780	2,696,051
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 2.65%, 01/25/50	5,000	3,224,993
Series 2020-DNA2, Class M1, (1 mo. LIBOR US + 0.75%), 1.70%, 02/25/50	7,880	7,504,215
Series 2020-DNA2, Class M2, (1 mo. LIBOR US + 1.85%), 2.80%, 02/25/50	320	203,264
Series 2020-HQA1, Class M1, (1 mo. LIBOR US + 0.75%), 1.70%, 01/25/50	1,610	1,549,724
Series 2020-HQA1, Class M2, (1 mo. LIBOR US + 1.90%), 2.85%, 01/25/50	1,500	937,502
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 3.91%, 03/25/50	1,750	1,126,096
Freddie Mac Structured Agency Credit Risk Debt Notes(e):
Series 2016-DNA2, Class M3, (1 mo. LIBOR US + 4.65%), 5.60%, 10/25/28	435	413,481
Series 2017-DNA1, Class B1, (1 mo. LIBOR US + 4.95%), 5.90%, 07/25/29	1,000	515,231
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.15%), 6.10%, 10/25/29	1,000	512,889
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 5.40%, 03/25/30	1,655	833,547
Series 2017-DNA3, Class M2, (1 mo. LIBOR US + 2.50%), 3.45%, 03/25/30	250	215,210
Series 2017-HQA2, Class B1, (1 mo. LIBOR US + 4.75%), 5.70%, 12/25/29	1,730	911,780

Security	Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-HQA3, Class B1, (1 mo. LIBOR US + 4.45%), 5.40%, 04/25/30	$1,487	$736,991
Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 4.10%, 07/25/30	75	27,916
Series 2018-DNA1, Class M2, (1 mo. LIBOR US + 1.80%), 2.75%, 07/25/30	100	82,000

		68,429,362

Commercial Mortgage-Backed Securities — 0.1%
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, (1 mo. LIBOR US + 3.25%), 4.20%, 10/15/49(a)(e)	750	517,929

Mortgage-Backed Securities — 47.0%
Fannie Mae Mortgage-Backed Securities(f):
2.50%, 04/20/35 - 04/15/50	21,950	22,757,208
3.00%, 04/20/35 - 04/15/50	95,986	100,766,033
3.50%, 04/20/35 - 04/21/50	65,604	69,289,180
4.00%, 04/15/35 - 02/21/50	51,973	55,591,670
4.50%, 04/20/35 - 04/21/50	15,885	17,095,508
5.00%, 04/15/50 - 04/21/50	6,422	6,945,309
5.50%, 04/15/50 - 04/21/50	2,350	2,572,240
Freddie Mac Mortgage-Backed Securities:
3.00%, 08/01/46 - 06/01/49	452	474,999
3.50%, 10/01/44 - 03/01/50	32,113	34,087,772
4.00%, 10/01/46 - 02/01/50	1,371	1,465,671
4.50%, 05/01/42 - 03/01/49	3,162	3,404,168
Ginnie Mae Mortgage-Backed Securities(f):
2.50%, 04/01/50	2,075	2,168,537
3.00%, 05/20/45 - 04/01/50	27,326	28,914,915
3.50%, 06/15/43 - 04/01/50	35,626	37,611,406
4.00%, 11/20/47 - 04/01/50	20,479	21,761,511
4.50%, 10/20/48 - 04/01/50	7,600	8,088,197

25

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 12/20/48 - 04/01/50	$4,034	$4,313,139
5.50%, 04/01/50	650	699,283

		418,006,746

Total U.S. Government Sponsored Agency Securities — 54.8% (Cost — $497,941,771)		486,954,037

U.S. Treasury Obligations — 2.3%
U.S. Treasury Bonds, 3.13%, 08/15/44	600	828,141
U.S. Treasury Notes:
1.88%, 02/28/22	5,000	5,158,594
1.88%, 03/31/22	4,000	4,132,344
1.50%, 08/15/26	10,000	10,616,015

Total U.S. Treasury Obligations — 2.3% (Cost — $19,497,995)		20,735,094

Total Long-Term Investments — 110.1% (Cost — $1,013,705,818)		978,135,107

Security	Shares		Value

Short-Term Securities — 27.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(g)(h)		245,047,736	$245,047,736

Total Short-Term Securities — 27.6% (Cost — $245,047,736)			245,047,736

Total Investments Before TBA Sale Commitments — 137.7% (Cost — $1,258,753,554)			1,223,182,843

	Par

TBA Sale Commitments — (6.3%)

Mortgage-Backed Securities — (6.3%)
Fannie Mae Mortgage-Backed Securities(f):
2.50%, 04/20/35 - 04/15/50	USD	400	(414,577)
3.00%, 04/20/35 - 04/15/50		17,825	(18,685,887)
3.50%, 04/15/50		26,325	(27,820,827)
4.00%, 04/15/50		8,900	(9,491,111)

Total TBA Sale Commitments — (6.3)% (Proceeds — $55,527,861)			(56,412,402)

Total Investments, Net of TBA Sale Commitments — 131.4% (Cost — $1,203,225,693)			1,166,770,441

Liabilities in Excess of Other Assets — (31.4)%			(278,740,585)

Net Assets — 100.0%			$888,029,856

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction.
(g)	Annualized 7-day yield as of period end.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	96,002,743	149,044,993	(a)	—	245,047,736	$245,047,736	$588,089	$—	$—

(a)	Represents net share purchased (sold).
(b)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

26

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

KRW — South Korean Won

MXN — Mexican Peso

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Portfolio Abbreviations

EURIBOR — Euro Interbank Offered Rate

JIBAR — Johannesburg Interbank Average Rate

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

OTC — Over-the-Counter

PCL — Public Company Limited

PIK — Payment-In-Kind

Radian — Radian Guaranty, Inc.

REIR — Real Estate Investment Trust

SIBOR — Singapore Interbank Offered Rate

STIBOR — Stockholm Interbank Offered Rate

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year Australian Treasury Bond	77	06/15/20	$7,133	$168,704
10-Year Canada Bond	110	06/19/20	11,501	18,407
10-Year U.S. Treasury Note	56	06/19/20	7,767	33,985
2-Year U.S. Treasury Note	460	06/30/20	101,376	7,743
5-Year U.S. Treasury Note	328	06/30/20	41,118	185,810

				414,649

Short Contracts
Euro Bund Futures	87	06/08/20	16,553	80,740
10-Year U.S. Ultra Long Treasury Note	90	06/19/20	14,043	(612,161)
U.S. Long Treasury Bond	8	06/19/20	1,433	10,424
U.S. Ultra Treasury Bond	25	06/19/20	5,547	(33,223)
Long Gilt Future	98	06/26/20	16,578	(17,742)

				(571,962)

				$(157,313)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,607,065	EUR	1,430,000	Standard Chartered Bank	06/17/20	$25,336
USD	49,452	GBP	40,000	JPMorgan Chase Bank N.A.	06/17/20	(298)
USD	49,604	GBP	40,000	State Street Bank and Trust Co.	06/17/20	(146)

						(444)

	Net unrealized appreciation					$24,892

27

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V1	5.00%	Quarterly	06/20/25	USD	3,190	$199,481	$171,276	$28,205

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month MXIBOR, 6.71%	Annual	6.58%	Annual	09/17/20	09/11/25	MXN	93,470	$13,211	$62	$13,149
0.94	Monthly	6-Month WIBOR, 1.09%	Semi-Annual	09/16/20	09/16/25	PLN	15,400	(12,125)	56	(12,181)
3-Month JIBAR, 5.60%	Quarterly	7.97	Quarterly	09/16/20	09/16/25	ZAR	23,392	44,941	21	44,920
6-Month CAD BA, 1.22%	Semi-Annual	0.78	Semi-Annual	09/16/20	09/16/25	CAD	3,190	(22,452)	(4,619)	(17,833)
(0.08)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	09/16/20	09/16/25	EUR	5,100	(35,611)	(3,052)	(32,559)
(0.22)	Monthly	6-Month EURIBOR, (0.29)%	Semi-Annual	09/16/20	09/16/25	EUR	9,370	6,692	(747)	7,439
6-Month GBP LIBOR, 0.73%	Semi-Annual	0.67	Semi-Annual	09/16/20	09/16/25	GBP	3,920	37,308	(38)	37,346
0.86	Monthly	6-Month WIBOR, 1.09%	Semi-Annual	09/16/20	09/16/25	PLN	14,175	3,301	53	3,248
0.94	Monthly	6-Month WIBOR, 1.09%	Semi-Annual	09/16/20	09/16/25	PLN	11,740	(8,637)	43	(8,680)
3-Month STIBOR, 0.31%	Quarterly	0.34	Annual	09/16/20	09/16/25	SEK	15,700	10,380	26	10,354
3-Month STIBOR, 0.31%	Quarterly	0.35	Annual	09/16/20	09/16/25	SEK	16,220	11,519	1,213	10,306
1.56	Semi-Annual	6-Month SIBOR, 1.18%	Semi-Annual	09/16/20	09/16/25	SGD	3,060	(54,637)	33	(54,670)
0.56	Semi-Annual	3-Month LIBOR, 1.45%	Quarterly	09/16/20	09/16/25	USD	870	(2,718)	15	(2,733)
3-Month JIBAR, 5.60%	Quarterly	7.22	Quarterly	09/16/20	09/16/25	ZAR	67,230	9,208	58	9,150
3-Month JIBAR, 5.60%	Quarterly	7.98	Quarterly	09/16/20	09/16/25	ZAR	24,436	47,528	21	47,507
3-Month JIBAR, 5.60%	Quarterly	8.06%	Quarterly	09/16/20	09/16/25	ZAR	21,592	46,107	19	46,088
3-Month JIBAR, 5.60%	Quarterly	8.09	Quarterly	09/16/20	09/16/25	ZAR	66,100	145,863	61	145,802
3-Month JIBAR, 5.60%	Quarterly	8.15%	Quarterly	09/16/20	09/16/25	ZAR	12,699	29,835	11	29,824
3-Month JIBAR, 5.60%	Quarterly	8.16	Quarterly	09/16/20	09/16/25	ZAR	29,631	70,321	26	70,295

								$340,034	$(6,738)	$346,772

28

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 1.18%	Quarterly	1.30%	Quarterly	Citibank N.A.	NA	03/18/25	KRW	2,369,626	$24,524	$—	$24,524
3-Month KRW CDC, 1.18%	Quarterly	1.07	Quarterly	JPMorgan Chase Bank N.A.	NA	03/18/25	KRW	2,063,293	2,208	—	2,208
3-Month KRW CDC,1.18%	Quarterly	1.07	Quarterly	Bank of America N.A.	NA	03/18/25	KRW	1,613,954	1,695	—	1,695
3-Month KRW CDC ,1.18%	Quarterly	1.06	Quarterly	JPMorgan Chase Bank N.A.	NA	03/18/25	KRW	2,054,123	1,577	—	1,577
3-Month KRW CDC,1.18	Quarterly	1.25	Quarterly	Bank of America N.A.	NA	03/18/25	KRW	495,035	4,135	—	4,135
3-Month KRW CDC,1.18%	Quarterly	1.26	Quarterly	Citibank N.A.	NA	03/18/25	KRW	2,018,570	17,837	—	17,837

									$51,976	$—	$51,976

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount		Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short:	Bank of America N.A.	02/15/23	USD	6,620,830	$2,741,692	(b)	$9,222,254	3.3%
	Bank of America N.A.	02/15/23	USD	3,998,773	(1,449,724	)(c)	2,672,096	1.1
	Morgan Stanley & Co. International PLC	02/22/23	USD	(30,041,207)	20,734,925	(d)	(8,839,930)	70.1
	Morgan Stanley & Co. International PLC	02/22/23	USD	(38,606,370)	35,160,336	(e)	2,050,776	88.1

					$57,187,229		$5,105,196

(a)

In regard to total return swaps with multiple financing rate benchmarks, the Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-3875 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

USD — 1M US Dollar LIBOR BBA

USD — 1W US Dollar LIBOR BBA

(b)	Amount includes $140,268 of net dividends and financing fees.
(c)	Amount includes $(123,047) of net dividends and financing fees.
(d)	Amount includes $(466,352) of net dividends and financing fees.
(e)	Amount includes $(5,496,810) of net dividends and financing fees.

29

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of March 31, 2020, termination date 02/15/23:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

United States
AES Corp.	11,086	$150,770	1.6%
Amgen, Inc.	997	202,122	2.2
Ashland Global Holdings, Inc.	2,234	111,856	1.2
Baxter International, Inc.	14,238	1,155,983	12.5
Berkshire Hathaway, Inc., Class B	1,724	315,199	3.4
BorgWarner, Inc.	12,308	299,946	3.2
Colgate-Palmolive Co.	2,580	171,209	1.9
Devon Energy Corp.	5,122	35,393	0.4
Dover Corp.	55,220	4,635,167	50.3
Goodyear Tire & Rubber Co.	44,221	257,366	2.8
Hartford Financial Services Group, Inc.	4,098	144,414	1.6
Kroger Co.	18,782	565,714	6.1
Marathon Oil Corp.	2,874	9,455	0.1
McKesson Corp.	34,844	4,712,999	51.1
MGIC Investment Corp.	16,579	105,277	1.1

Security	Shares	Value	% of Basket Value

United States (continued)
Motorola Solutions, Inc.	10,173	$1,352,195	14.7%
Newell Brands, Inc.	38,652	513,299	5.6
PulteGroup, Inc.	2,490	55,577	0.6
Radian Group, Inc.	6,457	83,618	0.9
Toll Brothers, Inc.	11,326	218,025	2.4
UnitedHealth Group, Inc.	8,324	2,075,839	22.5
Walmart, Inc.	1,606	182,474	2.0

Total Reference Entity — Long		17,353,897

Reference Entity — Short

Canada
Canadian Natural Resources Ltd.	(8,248)	(111,760)	(1.2)
Enbridge, Inc.	(8,743)	(254,334)	(2.8)

		(366,094)

United States
Macy’s, Inc.	(533,831)	(2,621,110)	(28.4)
Mattel, Inc.	(146,632)	(1,291,828)	(14.0)
Nordstrom, Inc.	(251,148)	(3,852,611)	(41.8)

		(7,765,549)

Total Reference Entity — Short		(8,131,643)

Net Value of Reference Entity — Bank of America N.A.		$9,222,254

30

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of March 31, 2020 termination date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Canada
Magna International, Inc.	2,458	$78,460	3.0%

United States
AbbVie, Inc.	46,863	3,570,492	133.6
Allison Transmission Holdings, Inc.	1,611	52,535	2.0
Arrow Electronics, Inc.	221	11,463	0.4
AutoNation, Inc.	1,655	46,439	1.7
Brixmor Property Group, Inc.	8,690	82,555	3.1
Eastman Chemical Co.	569	26,504	1.0
FMC Corp.	1,433	117,062	4.4
Kimco Realty Corp.	6,617	63,986	2.4
NCR Corp.	964	17,063	0.6
PPL Corp.	2,784	68,709	2.6
Bed Bath & Beyond, Inc.	(63,093)	(265,622)	(9.9)
Cleveland-Cliffs, Inc.	(22,595)	(89,250)	(3.3)
Continental Resources, Inc.	(22,717)	(173,558)	(6.5)
CyrusOne, Inc.	(2)	(124)	0.0
Digital Realty Trust, Inc.	(9,604)	(1,334,092)	(49.9)
General Electric Co.	(8)	(64)	0.0
Huntsman Corp.	(1)	(14)	0.0
Match Group, Inc.	(5,819)	(384,287)	(14.4)
National Oilwell Varco, Inc.	(3)	(29)	0.0
Nordstrom, Inc.	(9,877)	(151,513)	(5.7)
Olin Corp.	(1)	(12)	0.0
Range Resources Corp.	(12,065)	(27,508)	(1.0)

	Shares	Value	% of Basket Value

United States (continued)
Reinsurance Group of America, Inc.	1,538	$129,407	4.9%
Ryder System, Inc.	3,772	99,732	3.7
Service Properties Trust	3,044	16,438	0.6
Tanger Factory Outlet Centers, Inc.	211,149	1,055,745	39.5

		2,932,057

Total Reference Entity — Long		3,010,517

Reference Entity — Short

Canada
Brookfield Asset Management, Inc., Class A	(1)	(44)	0.0
Enbridge, Inc.	(4)	(117)	0.0

		(161)

United States
Air Lease Corp.	(2)	(44)	0.0
Antero Resources Corp.	(19,030)	(13,566)	(0.5)
Archer-Daniels-Midland Co.	(3)	(106)	0.0
Bausch Health Cos., Inc.	(4)	(62)	0.0
Realogy Holdings Corp.	(7,842)	(23,604)	(0.9)
Rite Aid Corp.	(6,932)	(103,980)	(3.9)
Southwestern Energy Co.	(12,304)	(20,794)	(0.8)
Transocean Ltd.	(42,409)	(49,194)	(1.9)
Trinity Industries, Inc.	(1)	(16)	0.0
United States Steel Corp.	(20,110)	(126,894)	(4.8)

		(338,260)

Total Reference Entity — Short		(338,421)

Net Value of Reference Entity — Bank of America N.A.		$2,672,096

31

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of March 31, 2020 termination date 02/22/23

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Canada
Magna International, Inc.	97,363	$3,107,827	(35.2)%
Manulife Financial Corp.	94,397	1,183,738	(13.4)
Thomson Reuters Corp.	29,621	2,010,081	(22.7)

		6,301,646

United States
AES Corp.	41,848	569,133	(6.4)
Aflac, Inc.	5,002	171,268	(1.9)
Allison Transmission Holdings, Inc.	82,572	2,692,673	(30.5)
Altria Group, Inc.	15,811	611,411	(6.9)
American International Group, Inc.	5,916	143,463	(1.6)
AmerisourceBergen Corp.	5,435	480,998	(5.4)
Amgen, Inc.	14,716	2,983,375	(33.8)
Apple, Inc.	14,366	3,653,130	(41.3)
Applied Materials, Inc.	77,225	3,538,449	(40.0)
Arrow Electronics, Inc.	47,617	2,469,894	(27.9)
Autodesk, Inc.	12,287	1,918,001	(21.7)
AutoNation, Inc.	82,633	2,318,682	(26.2)
AutoZone, Inc.	4,142	3,504,132	(39.6)
Avnet, Inc.	73,403	1,842,415	(20.8)
Biogen, Inc.	11,741	3,714,618	(42.0)
Boston Properties, Inc.	9,426	869,360	(9.8)
Boyd Gaming Corp.	2,539	36,612	(0.4)
Bristol-Myers Squibb Co.	31,371	1,748,620	(19.8)
Brixmor Property Group, Inc.	312,063	2,964,598	(33.5)
Camden Property Trust	620	49,129	(0.6)
CDK Global, Inc.	17,180	564,363	(6.4)
Celanese Corp.	47,607	3,493,878	(39.5)
CenterPoint Energy, Inc.	207,956	3,212,920	(36.3)
CenturyLink, Inc.	262,224	2,480,639	(28.1)
Chevron Corp.	37,588	2,723,626	(30.8)
Coca-Cola Co.	3,368	149,034	(1.7)
Colgate-Palmolive Co.	55,750	3,699,570	(41.9)
ConocoPhillips	85,025	2,618,770	(29.6)
CSX Corp.	14,586	835,778	(9.5)
D.R. Horton, Inc.	4,732	160,888	(1.8)
Dana, Inc.	205,582	1,605,595	(18.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Darden Restaurants, Inc.	10,197	$555,329	(6.3)%
Devon Energy Corp.	15,414	106,511	(1.2)
Discover Financial Services	48,222	1,720,079	(19.5)
Discovery, Inc., Class A	33,551	652,231	(7.4)
DXC Technology Co.	244,311	3,188,259	(36.1)
Eastman Chemical Co.	76,579	3,567,050	(40.4)
Entergy Corp.	624	58,637	(0.7)
EOG Resources, Inc.	43,420	1,559,646	(17.6)
EPR Properties	81,284	1,968,698	(22.3)
Equity Residential	3,154	194,633	(2.2)
Essex Property Trust, Inc.	16,233	3,575,156	(40.4)
Exxon Mobil Corp.	95,638	3,631,375	(41.1)
FMC Corp.	32,827	2,681,638	(30.3)
Fortive Corp.	4,051	223,575	(2.5)
Fox Corp., Class A	7,750	183,133	(2.1)
Gaming and Leisure Properties, Inc.	87,354	2,420,579	(27.4)
General Dynamics Corp.	154	20,376	(0.2)
Goodyear Tire & Rubber Co.	199,502	1,161,102	(13.1)
Halliburton Co.	219,472	1,503,383	(17.0)
Hanesbrands, Inc.	263,931	2,077,137	(23.5)
Harley-Davidson, Inc.	21,382	404,761	(4.6)
HCA Healthcare, Inc.	26,532	2,383,900	(27.0)
Hershey Co.	19,311	2,558,707	(28.9)
HollyFrontier Corp.	2,903	71,153	(0.8)
Home Depot, Inc.	14,462	2,700,200	(30.5)
Illinois Tool Works, Inc.	15,214	2,162,214	(24.5)
Intel Corp.	67,853	3,672,204	(41.5)
International Business Machines Corp.	8,681	962,983	(10.9)
International Paper Co.	98,233	3,057,993	(34.6)
Interpublic Group of Cos., Inc.	144,528	2,339,908	(26.5)
Jabil, Inc.	89,626	2,203,007	(24.9)
JB Hunt Transport Services, Inc.	39,037	3,600,383	(40.7)
Kansas City Southern	10,667	1,356,629	(15.3)
Kimco Realty Corp.	238,013	2,301,586	(26.0)
Laboratory Corp. of America Holdings	9,507	1,201,590	(13.6)
Lam Research Corp.	14,081	3,379,440	(38.2)
Leggett & Platt, Inc.	124,472	3,320,913	(37.6)
Life Storage, Inc.	29,418	2,781,472	(31.5)
Lincoln National Corp.	82,110	2,161,135	(24.5)
Lockheed Martin Corp.	5,477	1,856,429	(21.0)

32

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

United States (continued)
LyondellBasell Industries NV, Class A	62,003	$3,077,209	(34.8)%
Marathon Petroleum Corp.	78,140	1,845,667	(20.9)
Martin Marietta Materials, Inc.	14,529	2,749,323	(31.1)
Masco Corp.	7,216	249,457	(2.8)
McDonald’s Corp.	2,781	459,838	(5.2)
McKesson Corp.	12,366	1,672,625	(18.9)
Merck & Co., Inc.	41,401	3,185,393	(36.0)
MetLife, Inc.	112,473	3,438,300	(38.9)
MGM Resorts International	57,726	681,167	(7.7)
Microsoft Corp.	7,483	1,180,144	(13.4)
Mid-America Apartment Communities, Inc.	21,208	2,185,060	(24.7)
Mylan NV	10,777	160,685	(1.8)
NCR Corp.	50,468	893,284	(10.1)
Newell Brands, Inc.	263,123	3,494,273	(39.5)
Noble Energy, Inc.	1,391	8,402	(0.1)
Norfolk Southern Corp.	21,589	3,151,994	(35.7)
NRG Energy, Inc.	125,581	3,423,338	(38.7)
Nucor Corp.	26,461	953,125	(10.8)
NVIDIA Corp.	6,673	1,759,003	(19.9)
O’Reilly Automotive, Inc.	2,220	668,331	(7.6)
Omnicom Group, Inc.	50,132	2,752,247	(31.1)
ONEOK, Inc.	75,676	1,650,494	(18.7)
Oracle Corp.	10,262	495,962	(5.6)
Outfront Media, Inc.	33,857	456,392	(5.2)
Owens Corning	90,774	3,522,939	(39.9)
Packaging Corp. of America	31,388	2,725,420	(30.8)
Parker-Hannifin Corp.	22,253	2,886,882	(32.7)
Philip Morris International, Inc.	22,876	1,669,033	(18.9)
PPL Corp.	114,573	2,827,662	(32.0)
Prudential Financial, Inc.	67,935	3,542,131	(40.1)
Qorvo, Inc.	6,774	546,188	(6.2)
QUALCOMM, Inc.	53,822	3,641,058	(41.2)
Quest Diagnostics, Inc.	16,431	1,319,409	(14.9)
Ralph Lauren Corp.	14,207	949,454	(10.7)
Regency Centers Corp.	8,365	321,467	(3.6)
Reinsurance Group of America, Inc.	37,157	3,126,390	(35.4)
Republic Services, Inc.	38,457	2,886,582	(32.7)
Ryder System, Inc.	53,830	1,423,265	(16.1)
S&P Global, Inc.	4,208	1,031,170	(11.7)
Sabra Health Care REIT, Inc.	244,757	2,672,746	(30.2)
Schlumberger Ltd.	241,839	3,262,408	(36.9)
Sensata Technologies Holding PLC	2,181	63,096	(0.7)
Service Properties Trust	237,084	1,280,254	(14.5)
Simon Property Group, Inc.	61,842	3,392,652	(38.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Sinclair Broadcast Group, Inc., Class A	141,986	$2,283,135	(25.8)%
Spectrum Brands Holdings, Inc.	60,798	2,211,223	(25.0)
Spirit AeroSystems Holdings, Inc., Class A	603	14,430	(0.2)
Spirit Realty Capital, Inc.	64,882	1,696,664	(19.2)
Steel Dynamics, Inc.	169,882	3,829,140	(43.3)
Stryker Corp.	921	153,337	(1.7)
Synchrony Financial	84,595	1,361,134	(15.4)
Tanger Factory Outlet Centers, Inc.	78,338	391,690	(4.4)
Targa Resources Corp.	6,527	45,102	(0.5)
Target Corp.	38,224	3,553,685	(40.2)
TJX Cos., Inc.	7,706	368,424	(4.2)
TRI Pointe Group, Inc.	33,022	289,603	(3.3)
Tyson Foods, Inc., Class A	24,047	1,391,600	(15.7)
Union Pacific Corp.	26,056	3,674,938	(41.6)
United Rentals, Inc.	5,380	553,602	(6.3)
Unum Group	59,375	891,219	(10.1)
Valero Energy Corp.	36,711	1,665,211	(18.8)
Ventas, Inc.	122,110	3,272,548	(37.0)
Verizon Communications, Inc.	16,611	892,509	(10.1)
ViacomCBS, Inc., Class B	53,432	748,582	(8.5)
Voya Financial, Inc.	83,362	3,380,329	(38.2)
Waste Management, Inc.	27,863	2,578,999	(29.2)
WEC Energy Group, Inc.	22,083	1,946,175	(22.0)
Western Union Co.	178,837	3,242,315	(36.7)
Westrock Co.	34,585	977,372	(11.1)
Whirlpool Corp.	14,533	1,246,931	(14.1)
WPX Energy, Inc.	654	1,995	0.0
Wyndham Destinations, Inc.	80,891	1,755,335	(19.9)
Xerox Holdings Corp.	151,384	2,867,213	(32.4)
Yum! Brands, Inc.	41,749	2,861,059	(32.4)
Zimmer Biomet Holdings, Inc.	19,696	1,990,872	(22.5)

		269,168,446

Total Reference Entity — Long		275,470,092

Reference Entity — Short

Canada
Brookfield Asset Management, Inc., Class A	(51,491)	(2,278,477)	25.8
Canadian Natural Resources Ltd.	(137,737)	(1,866,336)	21.1
Cenovus Energy, Inc.	(20,986)	(42,392)	0.5
Enbridge, Inc.	(124,833)	(3,631,392)	41.1
Kinross Gold Corp.	(56,743)	(225,837)	2.5

33

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

Canada (continued)
Restaurant Brands International, Inc.	(50,209)	$(2,009,866)	22.7%
TC Energy Corp.	(85,565)	(3,790,530)	42.9

		(13,844,830)

Peru
Southern Copper Corp.	(12,082)	(340,229)	3.9

United States
3M Co.	(1,389)	(189,612)	2.1
Abbott Laboratories	(20,397)	(1,609,527)	18.2
AECOM	(125,258)	(3,738,951)	42.3
Agilent Technologies, Inc.	(18,786)	(1,345,453)	15.2
Air Lease Corp.	(159,477)	(3,530,821)	39.9
Albemarle Corp.	(33,588)	(1,893,356)	21.4
Alexandria Real Estate Equities, Inc.	(25,661)	(3,517,097)	39.8
Ally Financial, Inc.	(78,259)	(1,129,277)	12.8
Altice USA, Inc.	(8,424)	(187,771)	2.1
AMC Entertainment Holdings, Inc., Class A	(10,319)	(32,608)	0.4
American Express Co.	(31,726)	(2,716,063)	30.7
American Tower Corp.	(2,964)	(645,411)	7.3
American Water Works Co., Inc.	(13,965)	(1,669,655)	18.9
Antero Resources Corp.	(80,263)	(57,220)	0.6
Anthem, Inc.	(10,163)	(2,307,408)	26.1
Aon PLC	(6,133)	(1,012,190)	11.4
Apache Corp.	(18,283)	(76,423)	0.9
Aramark	(28,212)	(563,394)	6.4
Archer-Daniels-Midland Co.	(90,584)	(3,186,745)	36.0
Assurant, Inc.	(21,571)	(2,245,325)	25.4
Baker Hughes Co.	(304,318)	(3,195,339)	36.1
Ball Corp.	(33,074)	(2,138,565)	24.2
Bausch Health Cos., Inc.	(123,073)	(1,907,632)	21.6
Becton Dickinson & Co.	(12,126)	(2,786,191)	31.5
Bed Bath & Beyond, Inc.	(66,964)	(281,918)	3.2
Berkshire Hathaway, Inc., Class B	(10,298)	(1,882,783)	21.3
Boeing Co.	(11,426)	(1,704,074)	19.3
Booking Holdings, Inc.	(2,560)	(3,444,019)	39.0
Brighthouse Financial, Inc.	(30,185)	(729,571)	8.3
Broadcom, Inc.	(15,018)	(3,560,768)	40.3
Broadridge Financial Solutions, Inc.	(17,065)	(1,618,274)	18.3
Bunge Ltd.	(10,717)	(439,719)	5.0
Callon Petroleum Co.	(88,736)	(48,618)	0.5
Centene Corp.	(63,682)	(3,783,348)	42.8
Centennial Resource Development, Inc., Class A	(263,632)	(69,335)	0.8

Security	Shares	Value	% of Basket Value

United States (continued)
Chemours Co.	(71,048)	$(630,196)	7.1%
Choice Hotels International, Inc.	(2,143)	(131,259)	1.5
Churchill Downs, Inc.	(14,616)	(1,504,717)	17.0
Cigna Corp.	(20,822)	(3,689,242)	41.7
Cimarex Energy Co.	(44,982)	(757,047)	8.6
Cintas Corp.	(4,006)	(693,919)	7.8
Citrix Systems, Inc.	(25,439)	(3,600,890)	40.7
CME Group, Inc.	(6,253)	(1,081,206)	12.2
CNX Resources Corp.	(5,331)	(28,361)	0.3
CommScope Holding Co., Inc.	(82,122)	(748,131)	8.5
Conagra Brands, Inc.	(132,913)	(3,899,667)	44.1
Concho Resources, Inc.	(84,709)	(3,629,781)	41.1
Constellation Brands, Inc., Class A	(9,484)	(1,359,626)	15.4
Crown Castle International Corp.	(25,070)	(3,620,108)	41.0
Crown Holdings, Inc.	(3,029)	(175,803)	2.0
CVS Health Corp.	(49,697)	(2,948,523)	33.4
CyrusOne, Inc.	(56,376)	(3,481,218)	39.4
Danaher Corp.	(15,470)	(2,141,203)	24.2
Delta Air Lines, Inc.	(36,719)	(1,047,593)	11.9
Diamondback Energy, Inc.	(1,904)	(49,885)	0.6
Digital Realty Trust, Inc.	(16,945)	(2,353,830)	26.6
DISH Network Corp., Class A	(131,880)	(2,636,281)	29.8
Dollar Tree, Inc.	(46,592)	(3,423,114)	38.7
Dominion Energy, Inc.	(44,325)	(3,199,822)	36.2
eBay, Inc.	(92,134)	(2,769,548)	31.3
Ecolab, Inc.	(11,123)	(1,733,297)	19.6
Edison International	(64,311)	(3,523,600)	39.9
Endo International PLC	(10,229)	(37,847)	0.4
EQT Corp.	(54,029)	(381,985)	4.3
Equifax, Inc.	(28,409)	(3,393,455)	38.4
Equinix, Inc.	(5,756)	(3,595,025)	40.7
Essential Utilities, Inc.	(17,143)	(697,720)	7.9
Expedia Group, Inc.	(58,877)	(3,313,009)	37.5
FedEx Corp.	(29,559)	(3,584,324)	40.5
Fidelity National Information Services, Inc.	(306)	(37,222)	0.4
Fiserv, Inc.	(38,005)	(3,610,095)	40.8
Flex Ltd.	(432,173)	(3,619,449)	40.9
Fluor Corp.	(356,593)	(2,464,058)	27.9
Ford Motor Co.	(305,699)	(1,476,526)	16.7
Freeport-McMoRan, Inc.	(511,981)	(3,455,872)	39.1
General Electric Co.	(238,570)	(1,894,246)	21.4
General Mills, Inc.	(29,467)	(1,554,974)	17.6
General Motors Co.	(164,568)	(3,419,723)	38.7
Healthcare Trust of America, Inc., Class A	(16,665)	(404,626)	4.6

34

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Healthpeak Properties, Inc.	(2,107)	$(50,252)	0.6%
Hertz Global Holdings, Inc.	(23,479)	(145,100)	1.6
Hess Corp.	(79,249)	(2,638,992)	29.9
Hill-Rom Holdings, Inc.	(706)	(71,024)	0.8
Host Hotels & Resorts, Inc.	(22,937)	(253,225)	2.9
Howmet Aerospace, Inc.	(6,397)	(102,736)	1.2
Huntsman Corp.	(59,799)	(862,900)	9.8
Intercontinental Exchange, Inc.	(43,131)	(3,482,828)	39.4
JM Smucker Co.	(30,357)	(3,369,627)	38.1
Juniper Networks, Inc.	(23,393)	(447,742)	5.1
KB Home	(116,300)	(2,105,030)	23.8
Kinder Morgan, Inc.	(211,687)	(2,946,683)	33.3
KLA Corp.	(24,791)	(3,563,458)	40.3
Kraft Heinz Co.	(1,971)	(48,763)	0.6
Kroger Co.	(2,014)	(60,662)	0.7
L Brands, Inc.	(31,903)	(368,799)	4.2
Las Vegas Sands Corp.	(63,279)	(2,687,459)	30.4
Lear Corp.	(39,072)	(3,174,600)	35.9
Lennar Corp., Class A	(28,930)	(1,105,126)	12.5
Live Nation Entertainment, Inc.	(78,705)	(3,577,929)	40.5
Macy’s, Inc.	(8,088)	(39,712)	0.4
Marathon Oil Corp.	(363,011)	(1,194,306)	13.5
Marriott International, Inc., Class A	(12,638)	(945,449)	10.7
Marsh & McLennan Cos., Inc.	(30,973)	(2,677,926)	30.3
Matador Resources Co.	(49,377)	(122,455)	1.4
Medical Properties Trust, Inc.	(211,427)	(3,655,573)	41.4
MEDNAX, Inc.	(42,453)	(494,153)	5.6
MGM Growth Properties LLC, Class A	(154,622)	(3,659,903)	41.4
Micron Technology, Inc.	(82,890)	(3,486,353)	39.4
Molson Coors Beverage Co., Class B	(44,014)	(1,716,986)	19.4
Mondelez International, Inc., Class A	(8,805)	(440,954)	5.0
Mosaic Co.	(196,465)	(2,125,751)	24.0
Motorola Solutions, Inc.	(17,128)	(2,276,654)	25.8
Murphy Oil Corp.	(2,414)	(14,798)	0.2
National Oilwell Varco, Inc.	(119,760)	(1,177,241)	13.3
Netflix, Inc.	(10,006)	(3,757,253)	42.5
Newmont Corp.	(13,068)	(591,719)	6.7
Nexstar Media Group, Inc., Class A	(14,257)	(823,057)	9.3
NiSource, Inc.	(24,205)	(604,399)	6.8
Nordstrom, Inc.	(12,313)	(188,881)	2.1
Oasis Petroleum, Inc.	(136,398)	(47,739)	0.5
Occidental Petroleum Corp.	(35,034)	(405,694)	4.6
Olin Corp.	(22,448)	(261,968)	3.0
OneMain Holdings, Inc.	(9,262)	(177,089)	2.0
Parsley Energy, Inc., Class A	(22,706)	(130,105)	1.5

Security	Shares	Value	% of Basket Value

United States (continued)
PDC Energy, Inc.	(7,915)	$(49,152)	0.6%
PerkinElmer, Inc.	(39,595)	(2,980,712)	33.7
Perrigo Co. PLC	(31,716)	(1,525,222)	17.3
Phillips 66	(46,666)	(2,503,631)	28.3
Post Holdings, Inc.	(45,627)	(3,785,672)	42.8
Progressive Corp.	(48,967)	(3,615,723)	40.9
Prologis, Inc.	(44,785)	(3,599,370)	40.7
Range Resources Corp.	(34,247)	(78,083)	0.9
Raymond James Financial, Inc.	(49,892)	(3,153,174)	35.7
Realty Income Corp.	(27,133)	(1,352,851)	15.3
Roper Technologies, Inc.	(2,296)	(715,916)	8.1
Royal Caribbean Cruises Ltd.	(7,983)	(256,813)	2.9
Ryman Hospitality Properties, Inc.	(20,598)	(738,438)	8.4
Scientific Games Corp., Class A	(6,214)	(60,276)	0.7
Seagate Technology PLC	(74,430)	(3,632,184)	41.1
Sempra Energy	(6,919)	(781,778)	8.8
Service Corp. International	(24,568)	(960,855)	10.9
SM Energy Co.	(42,330)	(51,643)	0.6
Southwestern Energy Co.	(40,532)	(68,499)	0.8
Starwood Property Trust, Inc.	(195,848)	(2,007,442)	22.7
Sysco Corp.	(5,789)	(264,152)	3.0
Tapestry, Inc.	(24,459)	(316,744)	3.6
Taylor Morrison Home Corp.	(148,012)	(1,628,132)	18.4
TEGNA, Inc.	(82,721)	(898,350)	10.2
Teleflex, Inc.	(2,004)	(586,891)	6.6
Thermo Fisher Scientific, Inc.	(9,092)	(2,578,491)	29.2
TransDigm Group, Inc.	(5,465)	(1,749,838)	19.8
Transocean Ltd.	(70,710)	(82,024)	0.9
Trimble, Inc.	(9,726)	(309,579)	3.5
Trinity Industries, Inc.	(41,560)	(667,869)	7.6
Under Armour, Inc., Class A	(148,294)	(1,365,788)	15.4
United Parcel Service, Inc., Class B	(17,518)	(1,636,532)	18.5
VMware, Inc., Class A	(3,727)	(451,340)	5.1
Walgreens Boots Alliance, Inc.	(39,901)	(1,825,471)	20.6
Walt Disney Co.	(36,089)	(3,486,197)	39.4
Western Digital Corp.	(83,826)	(3,488,838)	39.5
Westinghouse Air Brake Technologies Corp.	(31,098)	(1,496,747)	16.9
Westlake Chemical Corp.	(35,259)	(1,345,836)	15.2
Weyerhaeuser Co.	(8,545)	(144,838)	1.6
Williams Cos., Inc.	(2,426)	(34,328)	0.4
WPX Energy, Inc.	(45,988)	(140,263)	1.6
Xcel Energy, Inc.	(9,747)	(587,744)	6.6

		$(270,124,963)

Total Reference Entity — Short		(284,310,022)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(8,839,930)

35

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of March 31, 2020 termination date 02/22/23

Security	Shares	Value	% of Basket Value

Reference Entity—Long

Canada
Barrick Gold Corp.	239,590	$4,389,289	214.0%

United States
3M Co.	17,876	2,440,253	119.0
AES Corp.	271,852	3,697,187	180.3
Allstate Corp.	49,367	4,528,435	220.8
Altria Group, Inc.	127,516	4,931,044	240.4
American Electric Power Co., Inc.	57,117	4,568,218	222.8
American Express Co.	30,397	2,602,287	126.9
American International Group, Inc.	169,836	4,118,523	200.8
Amgen, Inc.	22,216	4,503,850	219.6
Arrow Electronics, Inc.	89,382	4,636,244	226.1
Ashland Global Holdings, Inc.	21,034	1,053,172	51.4
AutoZone, Inc.	5,279	4,466,034	217.8
Baxter International, Inc.	42,607	3,459,262	168.7
Berkshire Hathaway, Inc., Class B	23,682	4,329,780	211.1
Best Buy Co., Inc.	32,467	1,850,619	90.2
BorgWarner, Inc.	173,619	4,231,095	206.3
Boston Properties, Inc.	50,293	4,638,523	226.2
Boyd Gaming Corp.	276,134	3,981,852	194.2
Bristol-Myers Squibb Co.	89,420	4,984,271	243.0
Capital One Financial Corp.	80,736	4,070,709	198.5
Cardinal Health, Inc.	96,450	4,623,813	225.5
Caterpillar, Inc.	41,539	4,820,186	235.0
CenterPoint Energy, Inc.	294,033	4,542,810	221.5
CenturyLink, Inc.	211,767	2,003,316	97.7
Cisco Systems, Inc.	104,291	4,099,679	199.9
Colgate-Palmolive Co.	70,554	4,681,963	228.3
ConocoPhillips	151,984	4,681,107	228.3
CSX Corp.	77,825	4,459,373	217.4
CVS Health Corp.	50,888	3,019,185	147.2
DaVita, Inc.	63,338	4,817,488	234.9
Devon Energy Corp.	289,070	1,997,474	97.4
Duke Energy Corp.	57,546	4,654,321	227.0

Security	Shares	Value	% of Basket Value

United States (continued)
DXC Technology Co.	311,674	$4,067,346	198.3%
Eastman Chemical Co.	100,301	4,672,021	227.8
Exxon Mobil Corp.	48,661	1,847,658	90.1
Gap, Inc.	558,681	3,933,114	191.8
Goodyear Tire & Rubber Co.	674,544	3,925,846	191.4
Halliburton Co.	662,722	4,539,646	221.4
Hartford Financial Services Group, Inc.	24,048	847,452	41.3
Hasbro, Inc.	65,362	4,676,651	228.0
HD Supply Holdings, Inc.	165,556	4,706,757	229.5
Home Depot, Inc.	23,934	4,468,717	217.9
Howmet Aerospace, Inc.	140,073	2,249,572	109.7
HP, Inc.	252,253	4,379,112	213.5
International Paper Co.	150,667	4,690,264	228.7
Johnson & Johnson	35,126	4,606,072	224.6
Johnson Controls International PLC	173,044	4,665,266	227.5
Kroger Co.	137,983	4,156,048	202.7
Lamb Weston Holdings, Inc.	79,405	4,534,026	221.1
Lockheed Martin Corp.	13,337	4,520,576	220.4
Lowe’s Cos., Inc.	53,027	4,562,973	222.5
Marathon Oil Corp.	1,320,053	4,342,974	211.8
Marsh & McLennan Cos., Inc.	53,744	4,646,706	226.6
McDonald’s Corp.	28,848	4,770,017	232.6
MetLife, Inc.	143,627	4,390,677	214.1
MGIC Investment Corp.	231,210	1,468,184	71.6
Motorola Solutions, Inc.	2,083	276,872	13.5
Newell Brands, Inc.	242,993	3,226,947	157.3
Newmont Corp.	98,358	4,453,650	217.2
Norfolk Southern Corp.	31,801	4,642,946	226.4
Northrop Grumman Corp.	14,547	4,401,195	214.6
NRG Energy, Inc.	165,446	4,510,058	219.9
Nucor Corp.	139,302	5,017,658	244.7
Omnicom Group, Inc.	82,914	4,551,979	222.0
ONEOK, Inc.	218,566	4,766,925	232.4
Packaging Corp. of America	38,136	3,311,349	161.5
Procter & Gamble Co.	42,406	4,664,660	227.5
PulteGroup, Inc.	148,397	3,312,221	161.5
Quest Diagnostics, Inc.	52,514	4,216,874	205.6
Radian Group, Inc.	178,180	2,307,431	112.5
Sealed Air Corp.	46,216	1,141,997	55.7

36

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Southern Co.	80,567	$4,361,897	212.7%
Southwest Airlines Co.	124,788	4,443,701	216.7
Target Corp.	46,698	4,341,513	211.7
Toll Brothers, Inc.	148,340	2,855,545	139.2
Tyson Foods, Inc., Class A	39,497	2,285,691	111.5
Union Pacific Corp.	30,816	4,346,289	211.9
United Rentals, Inc.	47,108	4,847,413	236.4
UnitedHealth Group, Inc.	6,462	1,611,494	78.6
Universal Health Services, Inc., Class B	36,065	3,573,320	174.2
ViacomCBS, Inc., Class B	316,746	4,437,611	216.4
Vistra Energy Corp.	295,896	4,722,500	230.3
Vulcan Materials Co.	45,707	4,939,556	240.9
Walmart, Inc.	38,431	4,366,530	212.9
Waste Management, Inc.	49,853	4,614,394	225.0
Western Union Co.	225,057	4,080,283	199.0
Westrock Co.	164,572	4,650,805	226.8
Weyerhaeuser Co.	263,657	4,468,986	217.9
Whirlpool Corp.	53,267	4,570,309	222.9
Xerox Holdings Corp.	248,013	4,697,366	229.0

		350,177,713

Total Reference Entity — Long		354,567,002

Reference Entity — Short

Canada
Canadian Natural Resources Ltd.	(411,524)	(5,576,150)	(271.9)
Enbridge, Inc.	(154,957)	(4,507,699)	(219.8)
Rogers Communications, Inc., Class B	(115,616)	(4,801,532)	(234.1)
Teck Resources Ltd., Class B	(312,653)	(2,363,657)	(115.3)

		(17,249,038)

United States
Abbott Laboratories	(61,630)	(4,863,223)	(237.1)
Advanced Micro Devices, Inc.	(94,030)	(4,276,484)	(208.5)
Ally Financial, Inc.	(285,904)	(4,125,595)	(201.2)
AmerisourceBergen Corp.	(54,179)	(4,794,842)	(233.8)
Apache Corp.	(364,661)	(1,524,283)	(74.3)
AT&T, Inc.	(152,686)	(4,450,797)	(217.0)
Avis Budget Group, Inc.	(82,034)	(1,140,273)	(55.6)
Ball Corp.	(70,800)	(4,577,928)	(223.2)
Bausch Health Cos., Inc.	(296,259)	(4,592,015)	(223.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Boeing Co.	(13,747)	$(2,050,228)	(100.0)%
Boston Scientific Corp.	(148,701)	(4,852,114)	(236.6)
Brunswick Corp.	(34,747)	(1,229,001)	(59.9)
Campbell Soup Co.	(22,332)	(1,030,845)	(50.3)
Carnival Corp.	(275,397)	(3,626,978)	(176.9)
Charter Communications, Inc., Class A	(10,287)	(4,488,321)	(218.9)
Chevron Corp.	(63,680)	(4,614,253)	(225.0)
Cigna Corp.	(11,813)	(2,093,027)	(102.1)
Clorox Co.	(21,380)	(3,704,085)	(180.6)
Comcast Corp., Class A	(124,870)	(4,293,031)	(209.3)
Conagra Brands, Inc.	(151,409)	(4,442,340)	(216.6)
Constellation Brands, Inc., Class A	(33,209)	(4,760,842)	(232.2)
Corning, Inc.	(211,181)	(4,337,658)	(211.5)
Darden Restaurants, Inc.	(80,130)	(4,363,880)	(212.8)
Deere & Co.	(33,591)	(4,640,933)	(226.3)
Dell Technologies, Inc., Class C	(109,831)	(4,343,816)	(211.8)
Delta Air Lines, Inc.	(150,225)	(4,285,919)	(209.0)
DISH Network Corp., Class A	(209,328)	(4,184,467)	(204.0)
Dominion Energy, Inc.	(62,470)	(4,509,709)	(219.9)
DR Horton, Inc.	(118,976)	(4,045,184)	(197.3)
Entergy Corp.	(33,285)	(3,127,791)	(152.5)
Exelon Corp.	(123,378)	(4,541,544)	(221.5)
Expedia Group, Inc.	(73,531)	(4,137,589)	(201.8)
FedEx Corp.	(38,920)	(4,719,439)	(230.1)
FirstEnergy Corp.	(86,351)	(3,460,085)	(168.7)
Ford Motor Co.	(622,751)	(3,007,887)	(146.7)
Freeport-McMoRan, Inc.	(706,436)	(4,768,443)	(232.5)
General Electric Co.	(575,393)	(4,568,620)	(222.8)
General Mills, Inc.	(75,423)	(3,980,072)	(194.1)
General Motors Co.	(207,101)	(4,303,559)	(209.9)
HCA Holdings, Inc.	(50,454)	(4,533,292)	(221.1)
Healthpeak Properties, Inc.	(192,113)	(4,581,895)	(223.4)
Hess Corp.	(137,177)	(4,567,994)	(222.7)
Honeywell International, Inc.	(34,004)	(4,549,395)	(221.8)
Host Hotels & Resorts, Inc.	(384,844)	(4,248,678)	(207.2)
Humana, Inc.	(14,570)	(4,575,271)	(223.1)
International Business Machines Corp.	(41,235)	(4,574,199)	(223.0)
Kellogg Co.	(76,704)	(4,601,473)	(224.4)
Kinder Morgan, Inc.	(322,665)	(4,491,497)	(219.0)
Kohl’s Corp.	(59,237)	(864,268)	(42.1)
Kraft Heinz Co.	(188,623)	(4,666,533)	(227.6)
L Brands, Inc.	(360,275)	(4,164,779)	(203.1)
Lennar Corp., Class A	(114,763)	(4,383,947)	(213.8)
Lincoln National Corp.	(29,876)	(786,336)	(38.3)

37

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Loews Corp.	(131,946)	$(4,595,679)	(224.1)%
Louisiana-Pacific Corp.	(229,283)	(3,939,082)	(192.1)
Macy’s, Inc.	(87,554)	(429,890)	(21.0)
Marriott International, Inc., Class A	(37,345)	(2,793,779)	(136.2)
MDC Holdings, Inc.	(175,448)	(4,070,394)	(198.5)
MGM Resorts International	(362,598)	(4,278,656)	(208.6)
Mohawk Industries, Inc.	(56,720)	(4,324,333)	(210.9)
Molson Coors Beverage Co., Class B	(120,979)	(4,719,391)	(230.1)
Mondelez International, Inc., Class A	(25,951)	(1,299,626)	(63.4)
Navient Corp.	(406,944)	(3,084,636)	(150.4)
Nordstrom, Inc.	(576)	(8,836)	(0.4)
Olin Corp.	(396,605)	(4,628,380)	(225.7)
OneMain Holdings, Inc.	(70,509)	(1,348,132)	(65.7)
Pfizer, Inc.	(98,888)	(3,227,704)	(157.4)
Pioneer Natural Resources Co.	(33,420)	(2,344,413)	(114.3)
PPG Industries, Inc.	(52,052)	(4,351,547)	(212.2)
Prudential Financial, Inc.	(80,144)	(4,178,708)	(203.8)
Royal Caribbean Cruises Ltd.	(51,398)	(1,653,474)	(80.6)
RPM International, Inc.	(30,149)	(1,793,866)	(87.5)
Ryder System, Inc.	(52,345)	(1,384,002)	(67.5)
Sempra Energy	(37,801)	(4,271,135)	(208.3)
Sherwin-Williams Co.	(9,528)	(4,378,307)	(213.5)
Simon Property Group, Inc.	(74,944)	(4,111,428)	(200.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Stanley Black & Decker, Inc.	(45,312)	$(4,531,200)	(221.0)%
TEGNA, Inc.	(288,747)	(3,135,792)	(152.9)
Tesla, Inc.	(6,356)	(3,330,544)	(162.4)
Textron, Inc.	(104,214)	(2,779,387)	(135.5)
TJX Cos., Inc.	(94,013)	(4,494,762)	(219.2)
TransDigm Group, Inc.	(12,779)	(4,091,708)	(199.5)
Travelers Cos., Inc.	(45,541)	(4,524,498)	(220.6)
United Airlines Holdings, Inc.	(145,227)	(4,581,912)	(223.4)
United Parcel Service, Inc., Class B	(33,845)	(3,161,800)	(154.2)
Valero Energy Corp.	(21,661)	(982,543)	(47.9)
Verizon Communications, Inc.	(85,895)	(4,615,138)	(225.0)
VF Corp.	(75,443)	(4,079,957)	(198.9)
Walt Disney Co.	(44,345)	(4,283,727)	(208.9)
Williams Cos., Inc.	(327,873)	(4,639,403)	(226.2)
Yum! Brands, Inc.	(63,808)	(4,372,762)	(213.2)

		(335,267,188)

Total Reference Entity — Short		(352,516,226)

Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$2,050,776

38

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	$—	$46,289,029	$373,532	$46,662,561
Common Stocks(a)	42,229,909	—	—	42,229,909
Corporate Bonds(a)	—	342,839,096	—	342,839,096
Non-Agency Mortgage-Backed Securities	—	38,714,410	—	38,714,410
Short-Term Securities	245,047,736	—	—	245,047,736
U.S. Government Sponsored Agency Securities	—	486,954,037	—	486,954,037
U.S. Treasury Obligations	—	20,735,094	—	20,735,094
Liabilities:
Investments:
TBA Sale Commitments	—	(56,412,402)	—	(56,412,402)

	$287,277,645	$879,119,264	$373,532	$1,166,770,441

39

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Systematic Multi-Strategy Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$28,205	$—	$28,205
Forward foreign currency contracts	—	25,336	—	25,336
Interest rate contracts	505,813	527,404	—	1,033,217
Equity contracts	—	58,636,953	—	58,636,953
Liabilities:
Forward foreign currency contracts	—	(444)	—	(444)
Interest rate contracts	(663,126)	(128,656)	—	(791,782)
Equity contracts	—	(1,449,724)	—	(1,449,724)

	$(157,313)	$57,639,074	$—	$57,481,761

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

40